Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Security
U.S. Treasury Bonds,
3.875%, 04/30/2025	$25,000,000	$24,491,211
Total U.S. Treasury Security (Cost $24,483,589)		24,491,211	0.9%

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2025 (Insured by BAM)	1,100,000	1,083,012
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	310,000	316,788
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)	5,810,000	5,642,491
Alabama Housing Finance Authority:
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	5,000,000	4,949,195
5.000%, 05/01/2026 (Mandatory Tender Date 05/01/2025)(Insured by FHA) (1)	6,800,000	6,834,162
Auburn University,
5.000%, 06/01/2032 (Callable 06/01/2025)	1,000,000	1,013,752
Birmingham Airport Authority:
4.000%, 07/01/2036 (Callable 07/01/2030)(Insured by BAM)	360,000	345,890
4.000%, 07/01/2037 (Callable 07/01/2030)(Insured by BAM)	500,000	473,932
Black Belt Energy Gas District:
5.000%, 06/01/2024	200,000	200,563
5.000%, 12/01/2024	375,000	377,138
5.000%, 12/01/2025	200,000	202,007
5.000%, 06/01/2026	250,000	252,774
5.000%, 12/01/2026	400,000	405,889
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	625,000	613,586
4.000%, 07/01/2052 (Callable 03/01/2027)(Mandatory Tender Date 06/01/2027) (1)	4,000,000	3,895,231
3.710%, 10/01/2052 (SIFMA Municipal Swap Index + 0.350%)(Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (2)	3,000,000	2,920,738
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)	12,500,000	12,630,315
5.500%, 11/01/2053 (Callable 09/01/2028)(Mandatory Tender Date 12/01/2028) (1)	2,000,000	2,042,930
Chatom Industrial Development Board,
4.000%, 08/01/2037 (1)	4,000,000	3,991,425
Chilton County Health Care Authority,
4.000%, 11/01/2045 (Callable 11/01/2025)	205,000	172,848
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)(Insured by BAM)	555,000	563,398
County of Elmore AL:
4.000%, 05/01/2024 (Insured by BAM)	420,000	418,772
4.000%, 05/01/2025 (Insured by BAM)	540,000	535,614
4.000%, 05/01/2026 (Insured by BAM)	400,000	394,980
4.200%, 05/01/2042 (Callable 05/01/2032)(Insured by BAM)	1,625,000	1,392,562
5.000%, 05/01/2047 (Callable 05/01/2032)(Insured by BAM)	1,000,000	1,002,614
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/20/2023)(Insured by AGM)	1,000,000	886,864
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	585,716
0.000%, 10/01/2034 (Callable 10/20/2023)(Insured by AGM)	480,000	242,557
5.250%, 10/01/2048 (Callable 10/20/2023)(Insured by AGM)	125,000	124,944
Health Care Authority of the City of Huntsville,
5.000%, 06/01/2053 (Callable 03/01/2030)(Mandatory Tender Date 06/01/2030) (1)	5,225,000	5,438,187
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)	785,000	742,924
4.000%, 12/01/2034 (Callable 12/01/2029)	255,000	238,897
Industrial Development Board of the City of Mobile,
3.920%, 06/01/2034 (Mandatory Tender Date 06/02/2026) (1)	13,000,000	12,825,064
Jefferson County Board of Education,
5.000%, 02/01/2042 (Callable 02/01/2028)	825,000	833,137
Leeds Public Educational Building Authority,
4.000%, 04/01/2034 (Callable 10/01/2025)(Insured by AGM)	450,000	450,730
Madison Water & Wastewater Board,
4.000%, 12/01/2037 (Callable 12/01/2029)	530,000	499,532
Southeast Alabama Gas Supply District,
4.487%, 06/01/2049 (1 Month LIBOR USD + 0.850%)(Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (2)	5,140,000	5,138,513
Southeast Energy Authority A Cooperative District:
5.000%, 07/01/2025	650,000	651,655
5.500%, 01/01/2053 (Callable 09/01/2029)(Mandatory Tender Date 12/01/2029) (1)	7,000,000	7,183,415
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)	2,000,000	1,997,613
5.000%, 01/01/2054 (Callable 03/01/2030)(Mandatory Tender Date 06/01/2030) (1)	2,750,000	2,777,740
5.250%, 01/01/2054 (Callable 04/01/2029)(Mandatory Tender Date 07/01/2029) (1)	10,490,000	10,558,077
Tallassee Board of Education:
4.000%, 08/01/2030 (Insured by AGM)	435,000	434,042
4.000%, 08/01/2031 (Callable 08/01/2030)(Insured by AGM)	455,000	450,791
4.000%, 08/01/2032 (Callable 08/01/2030)(Insured by AGM)	470,000	456,986
Total Alabama (Cost $108,816,879)		105,189,990	3.9%

Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2036 (Callable 06/01/2025)	1,245,000	1,159,136
5.250%, 12/01/2041 (Callable 06/01/2033) (6)	5,375,000	5,677,067
Alaska Industrial Development & Export Authority:
4.000%, 04/01/2030 (Callable 04/01/2029)	2,745,000	2,596,791
4.000%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,484,423
University of Alaska,
4.000%, 10/01/2026 (Callable 10/30/2023)	650,000	642,142
Total Alaska (Cost $12,235,741)		11,559,559	0.4%

Arizona
Apache County Unified School District No. 8,
4.125%, 07/01/2042 (Callable 07/01/2032)	1,625,000	1,422,162
Arizona Industrial Development Authority:
5.000%, 05/01/2028	270,000	189,000
4.625%, 08/01/2028 (3)	1,160,000	1,109,811
3.550%, 07/15/2029 (Callable 07/15/2027)	1,005,000	916,818
5.000%, 07/01/2032 (Callable 07/01/2026)	205,000	207,286
3.625%, 05/20/2033	6,043,345	5,314,631
5.000%, 07/01/2033 (Callable 07/01/2026)	340,000	343,507
4.000%, 07/01/2034 (Callable 07/01/2026)	230,000	214,546
4.000%, 07/01/2035 (Callable 07/01/2026)	475,000	437,701
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 10/30/2023) (3)	1,886,500	1,867,635
Chandler Industrial Development Authority,
5.000%, 06/01/2049 (Mandatory Tender Date 06/03/2024) (1)	1,500,000	1,501,343
City of Phoenix Civic Improvement Corp.,
5.000%, 07/01/2028	1,800,000	1,852,033
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	509,419
Industrial Development Authority of the City of Phoenix,
4.000%, 10/01/2047 (Callable 10/01/2026)	115,000	92,633
Maricopa County Industrial Development Authority:
5.000%, 07/01/2028 (Insured by SD CRED PROG)	755,000	776,499
5.000%, 01/01/2040 (Pre-refunded to 01/01/2025)	3,740,000	3,841,677
4.000%, 01/01/2045 (Callable 07/01/2030)	7,000,000	6,129,803
Salt Verde Financial Corp.,
5.250%, 12/01/2023	200,000	200,049
Tucson Industrial Development Authority,
4.850%, 07/01/2048 (Callable 07/01/2032)(Insured by GNMA)	675,000	656,218
Total Arizona (Cost $28,883,163)		27,582,771	1.0%

Arkansas
Arkansas Development Finance Authority:
4.000%, 12/01/2031 (Callable 12/01/2027)	380,000	375,558
4.000%, 12/01/2032 (Callable 12/01/2027)	400,000	395,807
4.000%, 12/01/2035 (Callable 12/01/2027)	445,000	426,259
4.000%, 12/01/2038 (Callable 12/01/2027)	250,000	220,980
4.250%, 07/01/2041 (Callable 07/01/2028)	500,000	406,510
4.690%, 09/01/2044 (Callable 10/02/2023)(Optional Put Date 10/06/2023) (1)	3,000,000	3,000,000
6.875%, 07/01/2048 (Callable 07/01/2028) (3)	1,000,000	999,264
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 10/30/2023)	1,025,000	1,024,953
Benton Washington Regional Public Water Authority:
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by BAM)	250,000	247,482
3.000%, 10/01/2041 (Callable 10/01/2028)(Insured by BAM)	510,000	384,366
Carroll-Boone Water District:
3.000%, 12/01/2028 (Callable 12/01/2025)	780,000	721,674
3.000%, 12/01/2029 (Callable 12/01/2025)	505,000	461,892
3.000%, 12/01/2030 (Callable 12/01/2025)	630,000	572,895
City of Beebe AR,
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by AGM)	1,500,000	1,118,541
City of Cabot AR,
3.000%, 12/01/2056 (Callable 12/01/2028)	2,000,000	1,582,849
City of Fayetteville AR,
3.050%, 01/01/2047 (Callable 01/01/2027)	560,000	538,072
City of Fort Smith AR,
5.000%, 10/01/2034 (Callable 10/01/2028)	255,000	264,855
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)(Insured by BAM)	685,000	585,772
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	24,554
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	282,878
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	678,154
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	565,000	510,186
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2023)	120,000	119,922
City of Springdale AR,
5.000%, 08/01/2038 (Callable 02/01/2030)(Insured by BAM)	240,000	247,348
City of West Memphis AR,
3.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM)	1,750,000	1,276,876
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)	360,000	364,304
County of Madison AR,
4.250%, 12/01/2058 (Callable 12/01/2030) (6)	3,395,000	3,330,953
Jackson County Special School District,
1.500%, 02/01/2024 (Callable 10/30/2023)(Insured by ST AID)	60,000	59,140
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)	235,000	227,833
Salem Public Water Authority:
5.000%, 01/01/2028 (Insured by BAM)	120,000	124,842
3.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)	340,000	312,497
3.000%, 01/01/2032 (Callable 01/01/2028)(Insured by BAM)	255,000	227,246
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)	415,000	414,895
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	520,000	517,729
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	270,000	269,617
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	545,000	541,451
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	275,000	274,853
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)	340,000	340,490
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)	250,000	250,364
Total Arkansas (Cost $26,409,082)		23,723,861	0.9%

California
Acalanes Union High School District:
0.000%, 08/01/2028 (5)	130,000	131,723
0.000%, 08/01/2035 (Callable 08/01/2029) (5)	490,000	522,016
0.000%, 08/01/2039 (Callable 08/01/2029) (5)	350,000	365,583
Alameda Corridor Transportation Authority,
5.000%, 10/01/2037 (Callable 10/01/2026)	500,000	495,700
Alisal Union School District,
4.000%, 05/01/2036 (Callable 05/01/2029)(Insured by BAM)	650,000	630,747
Anaheim Public Financing Authority,
0.000%, 09/01/2031 (Insured by AGM)	2,500,000	1,771,339
Antelope Valley Community College District:
0.000%, 08/01/2029	650,000	515,348
0.000%, 08/01/2031	1,000,000	724,554
Bay Area Toll Authority:
4.460%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/30/2023)(Mandatory Tender Date 04/01/2024) (2)	1,375,000	1,375,027
4.460%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/30/2023)(Mandatory Tender Date 04/01/2024) (2)	3,500,000	3,500,045
Burbank Unified School District,
4.530%, 02/01/2038 (Callable 08/01/2028) (5)	210,000	211,478
California Community Choice Financing Authority,
5.250%, 01/01/2054 (Callable 10/01/2030)(Mandatory Tender Date 10/01/2031) (1)	7,325,000	7,307,723
California Housing Finance Agency:
3.750%, 03/25/2035 (Insured by FHLMC)	4,388,205	4,058,894
3.600%, 08/01/2063 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026)(Insured by FHA) (1)	1,500,000	1,465,583
California Infrastructure & Economic Development Bank:
3.710%, 08/01/2047 (SIFMA Municipal Swap Index + 0.350%)(Callable 10/20/2023)(Mandatory Tender Date 08/01/2024) (2)	360,000	356,581
4.060%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	250,000	242,983
California Municipal Finance Authority:
5.000%, 08/01/2024 (3)	400,000	399,203
5.000%, 10/01/2026	300,000	304,379
2.125%, 11/15/2026 (Callable 10/20/2023)	1,640,000	1,585,234
5.000%, 05/15/2031 (Insured by BAM)	470,000	492,449
5.000%, 05/15/2036 (Callable 11/15/2028)(Insured by BAM)	1,000,000	1,031,939
1.300%, 02/01/2039 (Mandatory Tender Date 02/03/2025) (1)(3)	1,500,000	1,438,340
4.000%, 05/15/2039 (Callable 05/15/2031)(Insured by BAM)	175,000	157,072
5.000%, 08/15/2040 (Callable 08/15/2031)	320,000	324,712
5.000%, 08/15/2041 (Callable 08/15/2031)	335,000	338,835
5.000%, 08/15/2042 (Callable 08/15/2031)	230,000	231,719
5.000%, 08/15/2043 (Callable 08/15/2031)	370,000	371,645
5.250%, 08/15/2053 (Callable 08/15/2031)	900,000	912,297
California Public Finance Authority:
2.125%, 11/15/2027 (Callable 10/20/2023) (3)	2,800,000	2,682,629
2.375%, 11/15/2028 (Callable 10/20/2023) (3)	3,385,000	3,212,530
3.125%, 05/15/2029 (Callable 11/15/2023) (3)	2,010,000	1,871,265
California State University,
3.125%, 11/01/2051 (Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (1)	5,000,000	4,873,147
California Statewide Communities Development Authority:
5.000%, 09/01/2026 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024)(Insured by HUD) (1)(3)	5,150,000	5,130,035
5.000%, 04/01/2037 (Callable 04/01/2030)(Insured by CA MTG)	350,000	363,689
5.000%, 04/01/2038 (Callable 04/01/2030)(Insured by CA MTG)	400,000	412,978
Chawanakee Unified School District,
4.000%, 08/01/2026 (Insured by BAM) (5)	110,000	110,457
City & County of San Francisco CA,
4.000%, 06/15/2039 (Callable 06/15/2028)	1,080,000	1,051,307
City of Palo Alto CA,
5.000%, 11/01/2036 (Callable 11/01/2028)	1,295,000	1,364,267
City of San Mateo CA,
5.250%, 09/01/2040 (Callable 09/01/2032)(Insured by BAM)	1,250,000	1,275,581
City of Vernon CA:
5.000%, 04/01/2024	2,000,000	2,003,336
5.000%, 08/01/2024	700,000	702,257
5.000%, 10/01/2025	2,250,000	2,265,997
Compton Community College District,
0.000%, 08/01/2034	450,000	278,715
Denair Unified School District,
6.500%, 08/01/2031 (Insured by AGM) (5)	130,000	149,989
Enterprise Elementary School District,
6.200%, 08/01/2035 (Callable 08/01/2031) (5)	155,000	180,731
Freddie Mac Multifamily ML Certificates,
4.140%, 01/25/2040 (5)	5,484,880	4,809,990
Freddie Mac Multifamily Variable Rate Certificate,
2.875%, 07/25/2036	7,347,191	6,017,627
Hueneme Elementary School District,
4.000%, 08/01/2037 (Callable 08/01/2028)(Insured by AGM)	500,000	470,155
Indio Finance Authority,
5.250%, 11/01/2042 (Callable 11/01/2032)(Insured by BAM)	1,000,000	1,057,192
Inglewood Unified School District School Facilities Financing Authority,
5.250%, 10/15/2026 (Insured by AGM)	2,265,000	2,299,385
Irvine Facilities Financing Authority,
5.250%, 05/01/2043 (Callable 05/01/2026)	4,300,000	4,399,652
King Union School District,
0.000%, 08/01/2028 (Insured by AMBAC)	400,000	326,311
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	90,049
5.000%, 11/15/2029	50,000	50,484
Los Angeles County Development Authority,
3.750%, 12/01/2046 (Callable 02/01/2026)(Mandatory Tender Date 12/01/2026)(Insured by HUD) (1)	1,100,000	1,067,996
Los Angeles County Facilities, Inc.,
5.000%, 12/01/2043 (Callable 12/01/2028)	110,000	113,125
Manteca Unified School District,
0.000%, 09/01/2025 (Insured by NATL)	225,000	207,616
Mayers Memorial Hospital District:
0.000%, 08/01/2027	260,000	211,786
0.000%, 08/01/2028	290,000	224,609
Modesto High School District,
0.000%, 08/01/2024 (Insured by NATL)	3,625,000	3,503,541
Mount San Antonio Community College District,
0.000%, 08/01/2043 (Callable 08/01/2035) (5)	350,000	312,366
Mountain Empire Unified School District,
6.250%, 08/01/2048 (Callable 08/01/2032)(Insured by BAM)	500,000	554,182
Newman-Crows Landing Unified School District,
0.000%, 08/01/2025	1,850,000	1,710,588
Oak Park Unified School District,
7.100%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (5)	110,000	129,460
Ontario Public Financing Authority,
5.000%, 11/01/2047 (Callable 11/01/2032)(Insured by AGM)	1,140,000	1,168,933
Oxnard School District,
5.875%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (5)	295,000	300,495
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035) (5)	565,000	588,819
Peralta Community College District,
3.500%, 08/01/2033 (Callable 08/01/2025)	1,325,000	1,245,196
Perris Union High School District:
3.000%, 09/01/2037 (Callable 09/01/2029)	800,000	650,813
3.000%, 09/01/2039 (Callable 09/01/2029)	775,000	607,627
Pleasanton Unified School District:
5.375%, 06/01/2047 (Callable 06/01/2025)(Insured by AGM)	600,000	608,138
5.500%, 06/01/2052 (Callable 06/01/2025)(Insured by AGM)	1,000,000	1,014,438
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	230,000	254,088
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	1,200,000	1,346,169
River Islands Public Financing Authority:
4.250%, 09/01/2042 (Callable 09/01/2029)(Insured by AGM)	1,000,000	957,537
5.000%, 09/01/2042 (Callable 09/01/2029)(Insured by AGM)	3,250,000	3,395,081
4.500%, 09/01/2047 (Callable 09/01/2029)(Insured by AGM)	1,250,000	1,223,092
Riverside County Redevelopment Successor Agency,
5.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (5)	100,000	102,192
Ross Valley School District,
0.000%, 07/01/2026 (Insured by AGM)	425,000	375,760
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	507,855
5.500%, 08/01/2047 (Callable 08/01/2030)(Insured by BAM)	2,000,000	2,112,956
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)	265,000	251,639
San Mateo Union High School District,
0.000%, 09/01/2041 (Callable 09/01/2036) (5)	5,940,000	5,453,231
Santa Barbara Unified School District,
7.000%, 08/01/2036 (Callable 08/01/2033) (5)	540,000	693,584
Saugus Union School District Financing Authority:
4.000%, 09/01/2032 (Callable 09/01/2027)(Insured by BAM)	600,000	599,206
4.000%, 09/01/2037 (Callable 09/01/2027)(Insured by BAM)	625,000	587,467
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (5)	1,155,000	1,156,772
Solano County Community College District,
5.125%, 08/01/2041 (Callable 08/01/2028) (5)	655,000	691,339
Southern Kern Unified School District,
0.000%, 11/01/2034 (Insured by AGM)	425,000	262,375
Tulare Union High School District,
0.000%, 08/01/2025 (Insured by NATL)	1,745,000	1,617,838
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 10/30/2023)	7,520,000	7,222,448
Washington Township Health Care District:
4.125%, 08/01/2041 (Callable 08/01/2033)(Insured by AGM)	250,000	238,742
4.125%, 08/01/2042 (Callable 08/01/2033)(Insured by AGM)	300,000	283,899
4.250%, 08/01/2043 (Callable 08/01/2033)(Insured by AGM)	275,000	263,039
4.250%, 08/01/2045 (Callable 08/01/2033)(Insured by AGM)	400,000	377,159
Waterford Unified School District,
4.000%, 08/01/2042 (Callable 08/01/2032)(Insured by BAM)	1,455,000	1,329,551
West Hills Community College District,
5.100%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) (5)	50,000	51,889
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) (5)	80,000	81,172
Woodlake Union High School District,
0.000%, 08/01/2033 (Insured by AGM)	1,880,000	1,152,409
Yorba Linda Redevelopment Agency Successor Agency,
0.000%, 09/01/2028 (Insured by NATL)	560,000	450,402
Total California (Cost $131,150,789)		125,971,522	4.7%

Colorado
Arkansas River Power Authority:
5.000%, 10/01/2026	610,000	610,943
5.875%, 10/01/2026 (ETM)(Insured by XLCA)	4,555,000	4,667,651
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	2,000,000	2,019,178
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)	225,000	225,219
City & County of Denver CO:
5.250%, 11/15/2027	1,000,000	1,042,207
5.500%, 11/15/2027 (Callable 11/15/2023)	1,500,000	1,500,663
5.000%, 12/01/2028	2,000,000	2,063,518
5.500%, 11/15/2029	1,905,000	2,038,939
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	362,726
0.000%, 08/01/2032 (Callable 08/01/2026)	365,000	238,880
5.500%, 11/15/2038 (Callable 11/15/2032)	1,040,000	1,107,215
City of Commerce City CO:
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	310,000	323,964
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	521,339
City of Fort Lupton CO:
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)	250,000	260,476
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	350,000	364,256
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,139,249
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2023 (ETM)	700,000	700,000
4.000%, 12/15/2025 (3)	910,000	887,700
4.000%, 04/01/2028	735,000	715,756
5.000%, 05/15/2029 (Callable 05/15/2026)	2,455,000	2,490,290
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	120,519
5.000%, 08/15/2030 (Callable 08/15/2024)	1,110,000	1,116,234
2.000%, 09/01/2030 (Callable 09/01/2028)(Insured by BAM)	235,000	203,146
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	40,148
4.000%, 07/01/2032	45,000	43,957
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,005,492
4.000%, 07/01/2042 (Callable 07/01/2032)	500,000	438,290
Colorado Health Facilities Authority:
5.000%, 12/01/2023	140,000	139,902
5.000%, 08/01/2028	5,575,000	5,757,078
2.625%, 05/15/2029 (Callable 10/30/2023)	3,545,000	3,182,203
5.000%, 12/01/2030 (Callable 06/01/2025)	405,000	396,221
5.250%, 11/01/2035 (Callable 11/01/2032)	1,100,000	1,157,277
5.000%, 08/01/2036 (Callable 08/01/2029)	150,000	152,915
5.250%, 11/01/2036 (Callable 11/01/2032)	1,100,000	1,144,912
4.000%, 10/01/2037 (Callable 10/01/2030)	320,000	293,002
4.000%, 12/01/2042 (Callable 10/30/2023)	375,000	323,669
4.000%, 01/15/2045 (Callable 01/15/2026)	120,000	97,448
5.000%, 08/01/2049 (Callable 02/01/2025)(Mandatory Tender Date 08/01/2025) (1)	2,000,000	2,008,714
3.910%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)	10,000,000	9,915,654
5.000%, 05/15/2062 (Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (1)	7,000,000	7,178,866
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	165,000	162,212
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	1,465,000	1,438,473
5.250%, 11/01/2052 (Callable 11/01/2031)(Insured by GNMA)	3,885,000	3,921,999
6.000%, 11/01/2052 (Callable 11/01/2031)(Insured by GNMA)	990,000	1,036,979
Colorado School of Mines,
4.230%, 12/01/2025 (SIFMA Municipal Swap Index + 0.870%)(Callable 06/01/2025) (2)	5,000,000	5,000,524
Crystal Valley Metropolitan District No. 2:
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)	800,000	757,787
4.000%, 12/01/2038 (Callable 12/01/2030)(Insured by AGM)	1,000,000	944,985
4.000%, 12/01/2039 (Callable 12/01/2030)(Insured by AGM)	1,785,000	1,667,303
Denver City & County Housing Authority,
0.600%, 08/01/2024 (Insured by HUD)	400,000	387,739
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	403,031
5.000%, 12/01/2027	340,000	346,351
4.000%, 12/01/2040 (Callable 12/01/2029)	750,000	617,827
5.250%, 12/01/2045 (Callable 12/01/2023)	485,000	480,173
Denver Housing Authority,
5.000%, 07/01/2027 (Callable 07/01/2026)(Insured by HUD)	3,750,000	3,836,405
Denver Urban Renewal Authority,
5.000%, 12/01/2025 (Callable 10/30/2023)	200,000	200,040
E-470 Public Highway Authority:
0.000%, 09/01/2029 (Insured by NATL)	2,550,000	1,979,198
0.000%, 09/01/2031 (Insured by NATL)	3,500,000	2,472,986
3.914%, 09/01/2039 (SOFR + 0.350%)(Callable 06/01/2024)(Mandatory Tender Date 09/01/2024) (2)	1,000,000	996,293
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	2,000,000	1,949,702
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	350,000	364,415
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	1,190,000	1,237,128
Gunnison County Crested Butte Fire Protection District:
4.000%, 12/01/2029	790,000	794,927
4.000%, 12/01/2030	820,000	823,143
4.000%, 12/01/2031	855,000	855,586
4.000%, 12/01/2032	890,000	890,559
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	275,000	231,591
Regional Transportation District:
5.000%, 01/15/2028	1,500,000	1,545,073
5.000%, 01/15/2031	1,715,000	1,790,626
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	520,598
State of Colorado:
4.000%, 12/15/2037 (Callable 12/15/2028)	705,000	670,061
5.250%, 03/15/2042 (Callable 03/15/2027)	500,000	510,622
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)	790,000	661,450
Vauxmont Metropolitan District:
5.000%, 12/15/2028 (Callable 12/15/2024)(Insured by AGM)	125,000	130,231
5.000%, 12/15/2029 (Callable 12/15/2024)(Insured by AGM)	125,000	130,185
5.000%, 12/15/2030 (Callable 12/15/2024)(Insured by AGM)	125,000	130,200
5.000%, 12/15/2031 (Callable 12/15/2024)(Insured by AGM)	135,000	140,584
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	4,775,000	3,448,318
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	612,966
5.000%, 12/01/2026 (Insured by BAM)	460,000	475,814
Total Colorado (Cost $107,601,886)		102,559,900	3.8%

Connecticut
City of Norwalk CT:
5.000%, 08/15/2037 (Callable 08/15/2030)	3,155,000	3,365,919
5.000%, 08/15/2038 (Callable 08/15/2030)	2,770,000	2,944,257
Connecticut Housing Finance Authority:
5.000%, 11/15/2026	395,000	406,587
5.000%, 05/15/2027	440,000	455,010
5.000%, 11/15/2027	445,000	463,029
5.000%, 05/15/2028	210,000	219,708
5.000%, 11/15/2028	225,000	236,632
5.000%, 05/15/2029	230,000	241,927
5.000%, 11/15/2029	125,000	131,827
5.000%, 11/15/2030	160,000	168,932
4.000%, 11/15/2047 (Callable 11/15/2026)	75,000	73,874
4.000%, 05/15/2049 (Callable 11/15/2028)	980,000	951,360
3.500%, 11/15/2051 (Callable 05/15/2031)	3,810,000	3,624,957
Connecticut State Health & Educational Facilities Authority:
4.000%, 07/01/2038 (Callable 07/01/2032)	1,975,000	1,766,305
2.800%, 07/01/2057 (Mandatory Tender Date 02/03/2026) (1)	5,000,000	4,820,462
East Hartford Housing Authority,
4.250%, 02/01/2027 (Callable 08/01/2024)(Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)	2,000,000	1,978,515
State of Connecticut:
4.350%, 03/01/2025 (SIFMA Municipal Swap Index + 0.990%) (2)	375,000	375,040
5.000%, 10/01/2027 (Callable 10/30/2023)	685,000	685,479
Town of Hamden CT:
5.000%, 08/15/2026 (Insured by AGM)	125,000	127,846
5.000%, 08/15/2028 (Insured by AGM)	365,000	380,470
5.000%, 08/15/2029 (Insured by AGM)	575,000	605,922
5.000%, 08/15/2032 (Insured by BAM)	1,000,000	1,070,094
Total Connecticut (Cost $26,727,954)		25,094,152	0.9%

Delaware
Delaware Municipal Electric Corp.:
4.000%, 07/01/2035 (Callable 07/01/2031)	300,000	294,232
4.000%, 07/01/2036 (Callable 07/01/2031)	330,000	311,966
Total Delaware (Cost $730,261)		606,198	0.0%

District of Columbia
District of Columbia,
4.000%, 03/01/2037 (Callable 09/01/2029)	795,000	776,323
District of Columbia Housing Finance Agency:
0.350%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by FNMA) (1)	5,725,000	5,583,787
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)	5,090,000	5,125,448
0.500%, 03/01/2027 (Callable 04/01/2024)(Mandatory Tender Date 10/01/2024)(Insured by FHA) (1)	2,675,000	2,550,032
4.000%, 09/01/2040 (Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (1)	3,250,000	3,204,717
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)	7,500,000	7,101,657
Metropolitan Washington Airports Authority:
0.000%, 10/01/2023 (Insured by AGC)	500,000	500,000
0.000%, 10/01/2029 (Insured by AGC)	110,000	85,670
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	254,296
5.000%, 10/01/2038 (Callable 10/01/2028)	330,000	335,788
6.500%, 10/01/2044 (Callable 10/01/2028) (5)	3,015,000	3,280,112
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM) (5)	1,670,000	1,860,215
Tender Option Bond Trust,
2.960%, 07/01/2063 (Callable 07/01/2037)(Optional Put Date 10/02/2023) (1)(3)	2,700,000	2,700,000
Total District of Columbia (Cost $34,523,449)		33,358,045	1.2%

Florida
Alachua County Health Facilities Authority,
5.000%, 12/01/2027 (Callable 12/01/2024)	815,000	822,102
Broward County Housing Finance Authority:
3.500%, 04/01/2041 (Callable 10/01/2025)(Mandatory Tender Date 04/01/2026)(Insured by HUD) (1)	3,000,000	2,924,528
4.050%, 09/01/2056 (Mandatory Tender Date 03/01/2026) (1)	1,000,000	989,406
Capital Trust Agency, Inc.:
5.000%, 12/15/2029 (Callable 06/15/2026)	800,000	793,866
4.000%, 06/01/2041 (Callable 06/01/2028)	330,000	278,395
4.000%, 06/01/2056 (Callable 06/01/2028)	485,000	363,595
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	483,289
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	915,635
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	469,118
City of Jacksonville FL:
4.000%, 11/01/2032 (Callable 11/01/2029)	375,000	352,696
4.000%, 11/01/2040 (Callable 11/01/2024)	65,000	55,404
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	775,000	794,970
City of St. Petersburg FL,
5.000%, 10/01/2042 (Callable 10/01/2029)	900,000	928,483
City of Tallahassee FL:
5.000%, 12/01/2023	400,000	400,129
5.000%, 12/01/2029 (Callable 12/01/2025)	610,000	615,497
5.000%, 12/01/2040 (Callable 06/01/2025)	1,260,000	1,180,875
County of Collier FL:
5.000%, 06/01/2024	255,000	254,437
5.000%, 06/01/2026	1,840,000	1,833,991
County of Miami-Dade FL:
5.000%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,519,712
5.000%, 10/01/2032 (Callable 10/01/2026)	335,000	343,029
6.875%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC) (5)	255,000	298,686
7.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC) (5)	390,000	452,509
County of Osceola FL,
5.000%, 10/01/2031 (Callable 10/01/2029)	550,000	570,310
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)	1,165,000	1,132,845
4.000%, 12/01/2037 (Callable 12/01/2030)	1,295,000	1,225,067
County of Sarasota FL,
5.000%, 10/01/2045 (Callable 10/01/2030)	2,000,000	2,056,215
County of Seminole FL,
5.000%, 10/01/2052 (Callable 10/01/2032)	2,500,000	2,507,727
Escambia County Health Facilities Authority,
5.000%, 08/15/2035 (Callable 02/15/2030)	820,000	825,838
Florida Development Finance Corp.:
4.000%, 06/01/2025 (3)	110,000	107,170
4.000%, 06/01/2026 (3)	225,000	215,718
5.000%, 04/01/2028	400,000	412,119
5.000%, 04/01/2029	250,000	258,493
6.125%, 07/01/2032 (Callable 04/02/2026)(Mandatory Tender Date 07/01/2026) (1)(3)	4,500,000	4,475,439
5.250%, 06/15/2034 (Callable 06/15/2032)	1,250,000	1,262,417
5.000%, 06/15/2040 (Callable 06/15/2027)	1,650,000	1,566,982
Florida Gulf Coast University Financing Corp.,
5.000%, 08/01/2029 (Callable 02/01/2028)	600,000	618,160
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2023	500,000	500,000
Florida Housing Finance Corp.:
1.000%, 02/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by FNMA) (1)	4,550,000	4,407,312
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025)(Insured by HUD) (1)	3,000,000	3,025,803
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	595,000	543,876
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	60,000	59,478
3.000%, 01/01/2052 (Callable 01/01/2030)(Insured by GNMA)	1,025,000	969,851
5.500%, 01/01/2054 (Callable 01/01/2032)(Insured by GNMA)	2,495,000	2,551,354
Florida Municipal Power Agency:
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	500,965
5.000%, 10/01/2030 (Callable 10/01/2026)	445,000	455,373
Greater Orlando Aviation Authority,
5.000%, 10/01/2027	2,665,000	2,742,595
Lee County Industrial Development Authority,
3.750%, 10/01/2027 (Callable 10/30/2023)	1,710,000	1,617,462
Miami Beach Redevelopment Agency,
5.000%, 02/01/2027 (Callable 02/01/2024)	1,000,000	1,001,027
Miami-Dade County Educational Facilities Authority:
4.000%, 04/01/2032 (Callable 10/30/2023)	200,000	195,908
4.000%, 04/01/2037 (Callable 10/30/2023)	200,000	186,253
Miami-Dade County Housing Finance Authority:
4.050%, 09/01/2026 (Mandatory Tender Date 09/01/2025) (1)	1,650,000	1,628,539
5.000%, 03/01/2027 (Mandatory Tender Date 09/01/2025) (1)	1,400,000	1,412,396
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,495,232
Orange County Housing Finance Authority,
3.000%, 09/01/2050 (Callable 09/01/2029)(Insured by GNMA)	925,000	877,481
Palm Beach County Health Facilities Authority:
4.000%, 05/15/2024	320,000	314,752
5.000%, 11/01/2032	200,000	202,894
4.000%, 05/15/2035 (Callable 05/15/2025)	175,000	137,627
Palm Beach County Housing Authority,
5.000%, 04/01/2026 (Mandatory Tender Date 04/01/2025) (1)	2,850,000	2,864,223
Pinellas County Housing Finance Authority,
6.000%, 03/01/2054 (Callable 03/01/2032)(Insured by GNMA)	2,310,000	2,407,981
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	535,612
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	947,191
Santa Rosa County School Board,
5.000%, 02/01/2038 (Callable 08/01/2029)	1,030,000	1,058,801
Sarasota County Public Hospital District,
5.500%, 07/01/2028 (Insured by NATL)	5,000,000	5,184,433
School Board of Miami-Dade County:
5.000%, 02/01/2028 (Callable 02/01/2026)	3,500,000	3,568,556
5.000%, 11/01/2030 (Callable 11/01/2024)	660,000	665,368
School District of Broward County,
5.000%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,177,403
Seminole County Industrial Development Authority:
4.000%, 06/15/2028 (3)	245,000	231,200
4.000%, 06/15/2029 (3)	260,000	242,175
4.000%, 06/15/2030 (3)	535,000	491,523
4.000%, 06/15/2036 (Callable 06/15/2031) (3)	315,000	266,460
4.000%, 06/15/2041 (Callable 06/15/2031) (3)	845,000	650,641
Village Community Development District No. 10,
5.000%, 05/01/2035 (Callable 05/01/2033)(Insured by AGM)	1,125,000	1,211,867
Village Community Development District No. 13,
2.625%, 05/01/2024	125,000	123,550
Total Florida (Cost $88,462,464)		84,758,014	3.1%

Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	5,025,000	4,883,329
Bartow County Development Authority:
1.800%, 09/01/2029 (Callable 11/19/2026) (1)	4,810,000	3,919,282
3.950%, 12/01/2032 (Mandatory Tender Date 03/08/2028) (1)	2,750,000	2,653,821
Carrollton Payroll Development Authority,
5.000%, 07/01/2029	1,175,000	1,245,123
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 10/30/2023)	225,000	225,133
5.000%, 07/01/2025 (6)	1,250,000	1,266,540
5.000%, 01/01/2028 (Callable 10/30/2023)	1,000,000	1,000,481
City of Monroe GA:
4.000%, 12/01/2036 (Callable 12/01/2030)(Insured by AGM)	500,000	470,520
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)	750,000	694,165
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)	495,000	488,852
Cobb County Kennestone Hospital Authority,
5.000%, 04/01/2042 (Callable 04/01/2027)	450,000	449,008
Development Authority for Fulton County:
5.000%, 09/01/2027	565,000	587,730
5.000%, 09/01/2028	625,000	657,187
5.000%, 09/01/2029	500,000	528,685
5.000%, 10/01/2029	1,710,000	1,801,839
Development Authority of Bulloch County:
5.000%, 07/01/2030	405,000	432,752
5.000%, 07/01/2031 (Callable 07/01/2030)	420,000	447,433
5.000%, 07/01/2032 (Callable 07/01/2030)	445,000	472,936
5.000%, 07/01/2033 (Callable 07/01/2030)	465,000	493,550
4.000%, 07/01/2039 (Callable 07/01/2030)	305,000	274,491
Development Authority of Monroe County,
1.500%, 01/01/2039 (Mandatory Tender Date 02/03/2025) (1)	5,240,000	4,957,790
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)(Mandatory Tender Date 07/01/2024) (1)	975,000	976,327
Gainesville & Hall County Development Authority,
2.850%, 11/15/2033 (Optional Put Date 10/02/2023)(Insured by AGC) (1)	7,000,000	7,000,000
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)	485,000	498,215
Georgia Housing & Finance Authority,
3.600%, 12/01/2033 (Callable 06/01/2027)	225,000	212,681
Georgia Local Government,
4.750%, 06/01/2028 (Insured by NATL)	2,231,000	2,222,316
Main Street Natural Gas, Inc.:
4.000%, 11/01/2023 (3)	2,055,000	2,052,975
5.000%, 05/15/2026	1,470,000	1,465,835
5.000%, 12/01/2027	1,500,000	1,506,545
5.000%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,498,671
4.467%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (2)	3,625,000	3,629,756
4.000%, 03/01/2050 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	10,525,000	10,286,743
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)	6,515,000	6,342,933
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)	13,000,000	12,256,443
Private Colleges & Universities Authority:
5.000%, 06/01/2027	420,000	430,390
5.000%, 06/01/2028	495,000	511,519
5.000%, 06/01/2029	400,000	416,142
4.000%, 06/01/2034 (Callable 06/01/2031)	395,000	377,083
4.000%, 06/01/2035 (Callable 06/01/2031)	500,000	467,977
Valdosta Housing Authority,
1.250%, 02/01/2025 (Mandatory Tender Date 02/01/2024) (1)	5,285,000	5,220,868
Total Georgia (Cost $90,586,767)		85,324,066	3.2%

Hawaii
State of Hawaii:
5.250%, 08/01/2025 (Callable 10/20/2023)	2,500,000	2,500,365
5.000%, 08/01/2027 (Callable 10/20/2023)	1,000,000	999,216
Total Hawaii (Cost $3,500,000)		3,499,581	0.1%

Idaho
County of Nez Perce ID,
5.500%, 03/01/2042 (Callable 03/01/2032)	680,000	703,435
Total Idaho (Cost $744,652)		703,435	0.0%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)	290,000	290,088
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)	310,000	306,075
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)	350,000	335,567
Bourbonnais Township Park District,
4.000%, 12/15/2023 (Insured by BAM)	100,000	99,767
Bridgeview Finance Corp.,
5.000%, 12/01/2037 (Callable 12/01/2027)	735,000	697,086
Channahon Park District:
4.000%, 12/15/2031 (Callable 12/15/2029)(Insured by BAM)	460,000	455,601
4.000%, 12/15/2034 (Callable 12/15/2029)(Insured by BAM)	510,000	502,411
4.000%, 12/15/2036 (Callable 12/15/2029)(Insured by BAM)	950,000	891,040
4.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)	595,000	545,017
Chicago Board of Education:
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,000,339
0.000%, 12/01/2025 (Insured by NATL)	2,280,000	2,055,933
0.000%, 12/01/2025 (Insured by NATL)	500,000	450,862
5.000%, 12/01/2025 (Insured by AGM)	600,000	603,688
5.000%, 12/01/2029 (Callable 12/01/2028)(Insured by AGM)	1,000,000	1,020,689
5.250%, 04/01/2033	1,000,000	1,066,865
5.250%, 04/01/2035 (Callable 04/01/2033)	1,500,000	1,595,974
7.000%, 12/01/2044 (Callable 12/01/2025)	1,375,000	1,415,045
6.500%, 12/01/2046 (Callable 12/01/2026)	1,000,000	1,025,232
Chicago Midway International Airport:
5.000%, 01/01/2024	3,240,000	3,244,171
5.000%, 01/01/2029 (Callable 01/01/2026)	2,000,000	2,011,366
Chicago O'Hare International Airport:
5.000%, 01/01/2026	3,500,000	3,534,089
5.000%, 01/01/2029 (Insured by AGM)	660,000	680,920
5.000%, 01/01/2035 (Callable 01/01/2026)	1,540,000	1,564,411
5.000%, 01/01/2036 (Callable 01/01/2032)	335,000	343,977
5.250%, 01/01/2042 (Callable 01/01/2033)(Insured by BAM)	1,370,000	1,414,091
5.250%, 01/01/2043 (Callable 01/01/2033)(Insured by BAM)	1,000,000	1,029,422
Chicago Park District:
5.000%, 01/01/2024	580,000	580,889
5.000%, 01/01/2027 (Callable 01/01/2024)	1,000,000	999,248
5.250%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,024,171
5.250%, 01/01/2044 (Callable 01/01/2033)	1,730,000	1,763,959
5.250%, 01/01/2046 (Callable 01/01/2033)	2,500,000	2,544,744
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)	6,700,000	6,714,408
City of Chicago Heights IL:
4.000%, 12/01/2028 (Insured by BAM)	200,000	201,609
4.000%, 12/01/2029 (Insured by BAM)	250,000	252,105
4.000%, 12/01/2030 (Callable 12/01/2029)(Insured by BAM)	350,000	351,076
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by BAM)	365,000	365,056
City of Chicago IL:
5.000%, 01/01/2024	250,000	250,348
4.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024)(Insured by HUD) (1)	1,750,000	1,736,372
0.000%, 01/01/2027 (ETM)(Insured by NATL)	195,000	171,580
5.000%, 11/01/2027 (Callable 11/01/2024)	265,000	266,898
0.000%, 01/01/2028 (ETM)(Insured by NATL)	2,220,000	1,886,174
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)	625,000	639,848
5.000%, 11/01/2029 (Callable 11/01/2026)	1,810,000	1,834,802
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)	445,000	446,280
5.500%, 01/01/2030 (Insured by NATL)	765,000	797,160
4.000%, 11/01/2032 (Callable 11/01/2024)(Insured by BAM)	200,000	198,900
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)	525,000	539,833
5.000%, 01/01/2034 (Callable 01/01/2024)	1,000,000	991,100
5.000%, 11/01/2036 (Callable 11/01/2027)(Insured by AGM)	260,000	262,853
5.000%, 11/01/2036 (Callable 05/01/2032)(Insured by AGM)	1,000,000	1,057,013
5.000%, 01/01/2039 (Callable 01/01/2024)(Insured by AGM)	3,220,000	3,146,183
5.250%, 01/01/2042 (Callable 07/01/2032)(Insured by AGM)	2,420,000	2,524,825
5.250%, 01/01/2043 (Callable 07/01/2032)(Insured by AGM)	6,490,000	6,757,060
5.000%, 01/01/2044 (Callable 01/01/2024)(Insured by BAM)	1,000,000	985,683
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	250,415
5.000%, 03/01/2034 (Callable 03/01/2026)(Insured by BAM)	905,000	924,893
City of Springfield IL,
5.000%, 03/01/2033 (Callable 03/01/2025)	4,000,000	4,017,559
Community Unit School District No. 427,
0.000%, 01/01/2026 (Insured by AGM)	1,340,000	1,213,016
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	198,558
Cook County Community High School District No. 217,
4.500%, 12/01/2039 (Callable 12/01/2031)	1,495,000	1,466,298
Cook County School District No. 111,
4.000%, 12/01/2025 (Insured by AGM)	1,000,000	1,002,743
Cook County School District No. 130,
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)	1,210,000	1,234,629
Cook County School District No. 135,
5.000%, 12/01/2024	930,000	939,501
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	448,462
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,248,736
Cook County School District No. 83,
5.625%, 06/01/2033	815,000	906,665
Cook County School District No. 99:
4.000%, 12/01/2029 (Insured by BAM)	2,425,000	2,395,636
4.000%, 12/01/2030 (Insured by BAM)	250,000	246,053
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,581,550
4.000%, 11/15/2038 (Callable 11/15/2027)	1,675,000	1,557,911
4.000%, 11/15/2040 (Callable 11/15/2030)(Insured by BAM)	595,000	537,443
5.000%, 11/15/2041 (Callable 11/15/2032)	1,890,000	1,917,299
County of Sangamon IL:
3.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)	825,000	632,811
3.000%, 12/15/2039 (Callable 12/15/2029)(Insured by BAM)	700,000	525,646
Crawford Hospital District,
4.000%, 01/01/2031 (Callable 01/01/2029)(Insured by AGM)	345,000	335,467
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	318,646
DuPage County School District No. 60,
4.000%, 12/30/2036 (Callable 12/30/2027)	1,000,000	940,689
Eastern Illinois Economic Development Authority,
5.000%, 11/01/2033 (Callable 11/01/2028)	1,000,000	946,114
Exceptional Children Have Opportunities:
4.000%, 12/01/2034 (Callable 12/01/2029)	765,000	734,104
4.000%, 12/01/2035 (Callable 12/01/2029)	645,000	618,090
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	600,000	619,961
Hampshire Special Service Area No. 13:
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)	165,000	144,717
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)	175,000	152,489
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	185,000	161,002
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)	195,000	167,824
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)	205,000	173,621
Henry & Whiteside Counties Community Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)(Insured by AGM)	270,000	274,621
Hoffman Estates Park District,
5.000%, 12/01/2040 (Callable 12/01/2030)(Insured by BAM)	5,000,000	5,101,882
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)	500,000	522,482
Illinois Development Finance Authority:
0.000%, 07/15/2025 (ETM)	2,000,000	1,859,661
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,125,000	1,056,876
Illinois Educational Facilities Authority,
4.000%, 11/01/2036 (Callable 10/30/2023)	1,065,000	989,097
Illinois Finance Authority:
5.000%, 10/01/2023	105,000	105,000
5.000%, 07/01/2024	2,870,000	2,883,638
5.000%, 11/01/2024	1,100,000	1,098,912
5.000%, 07/01/2025	3,140,000	3,176,802
5.000%, 05/15/2029 (Callable 05/15/2026)	375,000	381,235
5.000%, 10/01/2030 (Callable 10/01/2026)	140,000	143,687
5.000%, 02/15/2031 (Callable 08/15/2027)	500,000	502,062
5.000%, 11/15/2031 (Callable 11/15/2025)	1,000,000	1,011,684
4.000%, 12/15/2032 (Callable 12/15/2029)	625,000	616,189
4.500%, 08/01/2033 (3)	1,275,000	1,221,116
4.000%, 05/15/2034 (Callable 05/15/2026)	300,000	280,981
4.931%, 11/01/2034 (SOFR + 1.200%)(Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (2)	7,890,000	7,846,428
5.000%, 02/15/2036 (Callable 02/15/2027)	1,405,000	1,433,853
5.000%, 11/15/2039 (Callable 05/15/2025)	5,600,000	5,431,688
3.875%, 05/01/2040 (Mandatory Tender Date 09/01/2028) (1)	2,195,000	2,133,914
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	245,991
4.000%, 09/01/2041 (Callable 09/01/2026)	240,000	200,520
5.000%, 10/01/2041 (Callable 10/01/2026)	1,400,000	1,406,443
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	248,404
Illinois Housing Development Authority:
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by HUD) (1)	3,535,000	3,499,104
4.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024)(Insured by HUD) (1)	1,000,000	991,421
4.000%, 06/01/2026 (Mandatory Tender Date 06/01/2025)(Insured by FHA) (1)	2,855,000	2,812,402
3.100%, 02/01/2035 (Callable 02/01/2026)	580,000	552,078
4.000%, 03/01/2043 (Callable 08/01/2024)(Mandatory Tender Date 12/01/2024) (1)	2,800,000	2,760,835
2.450%, 06/01/2043 (Callable 10/30/2023)(Insured by GNMA)	296,025	214,704
4.000%, 07/01/2043 (Callable 01/01/2025)(Mandatory Tender Date 07/01/2025)(Insured by HUD) (1)	2,500,000	2,456,914
4.000%, 10/01/2048 (Callable 04/01/2027)(Insured by GNMA)	4,110,000	4,037,524
2.830%, 05/15/2050 (SIFMA Municipal Swap Index + 1.000%)(Callable 11/15/2024)(Mandatory Tender Date 05/15/2025) (2)	425,000	425,541
6.250%, 10/01/2052 (Callable 04/01/2032)(Insured by GNMA)	7,025,000	7,385,328
5.750%, 10/01/2053 (Callable 04/01/2032)(Insured by GNMA)	4,905,000	5,098,614
Illinois Sports Facilities Authority:
5.000%, 06/15/2028	1,900,000	1,896,305
5.000%, 06/15/2029	1,750,000	1,740,847
5.000%, 06/15/2029 (Insured by BAM)	3,780,000	3,820,587
5.000%, 06/15/2032 (Callable 06/15/2031)	480,000	473,313
Illinois State Toll Highway Authority:
5.000%, 12/01/2032 (Callable 01/01/2026)	645,000	653,538
5.000%, 01/01/2036 (Callable 01/01/2025)	2,100,000	2,115,091
5.000%, 01/01/2038 (Callable 01/01/2025)	2,750,000	2,763,352
5.000%, 01/01/2045 (Callable 01/01/2031)	1,895,000	1,936,188
Illinois State University,
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)	500,000	520,107
Jo Daviess County Community Unit School District No. 119:
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)	345,000	346,218
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)	280,000	278,669
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)	380,000	366,379
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)	310,000	288,716
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by AGM)	285,000	262,887
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by AGM)	230,000	210,685
Joliet Park District:
4.000%, 02/01/2030 (Callable 02/01/2024)(Insured by BAM)	250,000	250,161
4.000%, 02/01/2033 (Callable 10/30/2023)(Insured by AGM)	315,000	315,010
Kane & DeKalb Counties Community Unit School District No. 301:
0.000%, 12/01/2023 (Insured by NATL)	1,835,000	1,820,778
0.000%, 12/01/2025	1,625,000	1,467,159
Kankakee & Will Counties Community Unit School District No. 5,
4.000%, 05/01/2025 (Callable 05/01/2024)	400,000	393,736
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)	480,000	479,867
Kendall Kane & Will Counties Community Unit School District No. 308,
4.750%, 10/01/2031 (Pre-refunded to 11/20/2023)	1,000,000	1,000,877
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by BAM)	855,000	843,163
4.000%, 01/01/2036 (Callable 01/01/2028)(Insured by BAM)	920,000	880,124
Lake County Community Unit School District No. 187,
4.000%, 01/01/2035 (Callable 01/01/2027)(Insured by BAM)	1,190,000	1,169,937
Lake County Consolidated High School District No. 120:
5.500%, 12/01/2037 (Callable 12/01/2032)	750,000	802,684
5.500%, 12/01/2038 (Callable 12/01/2032)	840,000	891,928
5.500%, 12/01/2040 (Callable 12/01/2032)	1,510,000	1,583,961
5.500%, 12/01/2041 (Callable 12/01/2032)	890,000	932,001
Lake County School District No. 33:
0.000%, 12/01/2026 (Insured by XLCA)	525,000	452,833
0.000%, 12/01/2028 (Insured by XLCA)	335,000	264,036
Lake County Township High School District No. 113,
4.000%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,101,931
Macon & De Witt Counties Community Unit School District No. 2:
4.000%, 12/01/2036 (Callable 12/01/2030)(Insured by AGM)	835,000	788,543
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)	400,000	366,344
Macon County School District No. 61:
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)	150,000	148,094
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)	200,000	180,609
5.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)	1,500,000	1,524,367
4.000%, 01/01/2045 (Callable 01/01/2027)(Insured by AGM)	3,000,000	2,638,541
Madison County Community Unit School District No. 8:
4.000%, 12/01/2038 (Callable 12/01/2028)(Insured by BAM)	1,140,000	1,040,458
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by BAM)	1,000,000	905,941
Madison, Bond, Etc. Counties Community Unit School District No. 5:
5.500%, 02/01/2036 (Callable 02/01/2030)(Insured by AGM)	975,000	1,049,797
5.500%, 02/01/2037 (Callable 02/01/2030)(Insured by AGM)	380,000	406,263
5.500%, 02/01/2041 (Callable 02/01/2030)(Insured by AGM)	1,720,000	1,807,948
5.500%, 02/01/2042 (Callable 02/01/2030)(Insured by AGM)	550,000	576,159
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)	35,000	35,045
0.000%, 06/15/2029 (Insured by NATL)	1,400,000	1,081,440
0.000%, 12/15/2034 (Insured by NATL)	9,555,000	5,682,034
Northern Illinois Municipal Power Agency,
4.000%, 12/01/2031 (Callable 12/01/2026)	1,000,000	957,182
Northern Illinois University:
5.000%, 04/01/2025 (Insured by BAM)	1,250,000	1,260,726
5.000%, 10/01/2029 (Insured by BAM)	300,000	308,853
5.000%, 04/01/2033	675,000	681,061
4.000%, 10/01/2033 (Callable 04/01/2031)(Insured by BAM)	1,000,000	947,417
4.000%, 10/01/2034 (Callable 04/01/2031)(Insured by BAM)	1,435,000	1,354,431
4.000%, 10/01/2035 (Callable 04/01/2031)(Insured by BAM)	1,000,000	940,221
4.000%, 10/01/2038 (Callable 04/01/2031)(Insured by BAM)	1,000,000	911,781
4.000%, 10/01/2039 (Callable 04/01/2031)(Insured by BAM)	1,700,000	1,526,489
4.000%, 10/01/2040 (Callable 04/01/2031)(Insured by BAM)	400,000	354,220
4.000%, 10/01/2041 (Callable 04/01/2031)(Insured by BAM)	425,000	371,205
4.000%, 10/01/2043 (Callable 04/01/2031)(Insured by BAM)	625,000	533,276
Ogle & Winnebago Counties Community Unit School District No. 223,
5.000%, 12/01/2023 (Insured by BAM)	415,000	415,370
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	337,671
Regional Transportation Authority,
5.750%, 06/01/2029 (Insured by AGM)	5,000,000	5,463,492
Rock Island County School District No. 41:
5.500%, 12/01/2038 (Callable 12/01/2031)(Insured by AGM)	1,905,000	2,021,474
5.500%, 12/01/2039 (Callable 12/01/2031)(Insured by AGM)	1,645,000	1,740,090
5.500%, 12/01/2040 (Callable 12/01/2031)(Insured by AGM)	1,665,000	1,751,888
Sales Tax Securitization Corp.,
5.000%, 01/01/2038 (Callable 01/01/2028)	610,000	617,335
Sangamon & Christian Counties Community Unit School District No. 3A,
5.500%, 02/01/2040 (Callable 02/01/2032)(Insured by BAM)	500,000	523,039
Sangamon & Morgan Counties Community Unit School District No. 16,
5.500%, 12/01/2042 (Callable 12/01/2030)(Insured by AGM)	895,000	929,333
Sangamon County School District No. 186,
4.000%, 02/01/2035 (Callable 02/01/2032)(Insured by AGM)	1,500,000	1,479,735
Southwestern Illinois Development Authority:
0.000%, 12/01/2023	55,000	54,630
0.000%, 12/01/2023	45,000	44,663
5.500%, 12/01/2040 (Callable 12/01/2031)(Insured by BAM)	2,305,000	2,430,076
4.125%, 12/01/2041 (Callable 12/01/2031)(Insured by BAM)	1,610,000	1,468,313
St. Clair County Community Unit School District No. 187,
4.000%, 01/01/2028 (ETM)(Insured by AGM)	70,000	71,210
St. Clair County High School District No. 201:
4.000%, 02/01/2029 (Callable 02/01/2028)(Insured by BAM)	1,375,000	1,383,940
4.000%, 02/01/2030 (Callable 02/01/2028)(Insured by BAM)	1,335,000	1,341,348
4.000%, 02/01/2031 (Callable 02/01/2028)(Insured by BAM)	1,475,000	1,478,547
State of Illinois:
5.000%, 05/01/2024	285,000	286,176
5.000%, 03/01/2025	7,000,000	7,077,008
5.000%, 10/01/2025	5,000,000	5,080,312
5.000%, 11/01/2026	3,000,000	3,076,976
5.000%, 01/01/2029 (Callable 01/01/2026)	5,000	5,078
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	2,500,000	2,282,830
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)	1,060,000	1,223,212
Town of Cicero IL:
4.000%, 01/01/2028 (Insured by BAM)	1,265,000	1,240,700
4.000%, 01/01/2029 (Insured by BAM)	815,000	790,203
University of Illinois,
5.000%, 04/01/2044 (Callable 04/01/2024)	685,000	655,887
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023	770,000	770,073
5.000%, 12/01/2024	585,000	586,430
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	245,000	225,890
5.000%, 01/01/2045 (Callable 01/01/2027) (3)	615,000	538,295
Village of Bartlett IL,
3.000%, 12/01/2033 (Callable 12/01/2028)	450,000	404,240
Village of Cary IL,
4.000%, 12/15/2038 (Callable 12/15/2029)	750,000	691,622
Village of Crestwood IL,
5.000%, 12/15/2031 (Callable 12/15/2023)(Insured by BAM)	605,000	605,318
Village of Franklin Park IL,
4.000%, 07/01/2029 (Callable 07/01/2025)(Insured by AGM)	450,000	445,949
Village of Hillside IL,
5.000%, 01/01/2030 (Callable 01/01/2027)	2,690,000	2,657,182
Village of Matteson IL:
4.000%, 12/01/2028 (Insured by BAM)	300,000	299,767
4.000%, 12/01/2030 (Insured by BAM)	300,000	298,926
Village of McCook IL,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	1,865,000	1,897,689
Village of Minooka IL,
2.540%, 12/01/2034 (Callable 12/01/2029)(Insured by AGM)	220,000	171,133
Village of North Aurora IL,
3.000%, 01/01/2024	370,000	368,236
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)	135,000	133,740
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)	205,000	202,724
4.000%, 12/15/2035 (Callable 12/15/2030)(Insured by BAM)	250,000	236,875
4.000%, 12/15/2038 (Callable 12/15/2030)(Insured by BAM)	795,000	715,689
Village of Romeoville IL:
5.000%, 10/01/2035 (Callable 04/01/2025)	1,445,000	1,433,472
5.000%, 10/01/2042 (Callable 04/01/2025)	100,000	91,904
Village of Rosemont IL,
5.000%, 12/01/2046 (Callable 12/01/2026)(Insured by AGM)	130,000	130,670
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 10/30/2023)(Insured by BAM)	230,000	230,147
4.750%, 02/01/2031 (Callable 10/30/2023)(Insured by BAM)	310,000	310,201
4.750%, 02/01/2032 (Callable 10/30/2023)(Insured by BAM)	275,000	275,161
4.750%, 02/01/2033 (Callable 10/30/2023)(Insured by BAM)	190,000	190,111
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)	300,000	315,032
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)	225,000	234,813
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)	150,000	133,394
Whiteside & Lee Counties Community Unit School District No. 5:
4.000%, 12/01/2028 (Insured by AGM)	535,000	539,303
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by AGM)	630,000	630,439
4.000%, 12/01/2032 (Callable 12/01/2029)(Insured by AGM)	500,000	499,423
4.000%, 12/01/2033 (Callable 12/01/2029)(Insured by AGM)	685,000	683,694
Will County Community High School District No. 210:
0.000%, 01/01/2026 (Insured by AGM)	265,000	239,047
0.000%, 01/01/2027 (Insured by BAM)	1,120,000	966,881
0.000%, 01/01/2027 (Insured by AGM)	115,000	99,278
0.000%, 01/01/2028 (Insured by BAM)	1,140,000	942,754
0.000%, 01/01/2028 (Insured by AGM)	180,000	148,856
0.000%, 01/01/2028	60,000	49,290
0.000%, 01/01/2029	145,000	113,666
0.000%, 01/01/2032	110,000	74,042
0.000%, 01/01/2033 (Insured by BAM)	825,000	534,471
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	410,000	394,548
Will County Community Unit School District No. 201-U:
4.000%, 01/01/2033 (Callable 01/01/2028)(Insured by AGM)	745,000	745,352
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by AGM)	785,000	778,655
4.000%, 01/01/2035 (Callable 01/01/2028)(Insured by AGM)	480,000	469,692
Winnebago & Boone Counties Community High School District No. 207,
4.000%, 02/01/2036 (Callable 02/01/2027)(Insured by BAM)	1,000,000	940,265
Total Illinois (Cost $312,123,400)		298,852,470	11.0%

Indiana
Ball State University,
5.000%, 07/01/2035 (Callable 07/01/2028)	500,000	520,156
Bloomington Redevelopment District:
5.000%, 02/01/2025	325,000	328,252
5.250%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,618,122
City of Kendallville IN,
3.500%, 11/01/2024 (Mandatory Tender Date 11/01/2023)(Insured by HUD) (1)	5,000,000	4,994,200
City of Rockport IN:
3.050%, 06/01/2025	1,475,000	1,438,143
3.125%, 07/01/2025	2,750,000	2,664,233
Evansville Waterworks District:
5.000%, 07/01/2042 (Callable 01/01/2032)(Insured by BAM)	900,000	918,451
5.000%, 07/01/2047 (Callable 01/01/2032)(Insured by BAM)	2,150,000	2,154,729
Fishers Town Hall Building Corp.:
5.500%, 07/15/2038 (Callable 07/15/2032)	1,000,000	1,078,383
5.500%, 01/15/2042 (Callable 07/15/2032)	970,000	1,033,614
Greater Clark Building Corp.:
6.000%, 07/15/2034 (Callable 07/15/2032)(Insured by ST AID)	1,120,000	1,293,552
6.000%, 07/15/2036 (Callable 07/15/2033)(Insured by ST AID)	500,000	579,819
6.000%, 07/15/2038 (Callable 07/15/2033)(Insured by ST AID)	250,000	283,793
6.000%, 07/15/2039 (Callable 07/15/2033)(Insured by ST AID)	500,000	563,466
6.000%, 07/15/2040 (Callable 07/15/2033)(Insured by ST AID)	500,000	559,949
6.000%, 07/15/2041 (Callable 07/15/2033)(Insured by ST AID)	1,000,000	1,115,689
6.000%, 01/15/2042 (Callable 07/15/2032)(Insured by ST AID)	1,000,000	1,126,816
Hammond Local Public Improvement Bond Bank:
4.500%, 07/15/2037 (Callable 07/15/2030)	455,000	411,886
5.000%, 01/15/2043 (Callable 07/15/2030)	2,315,000	2,116,508
Hammond Multi-School Building Corp.:
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST AID)	625,000	626,203
5.000%, 07/15/2034 (Callable 01/15/2028)(Insured by ST AID)	2,000,000	2,048,876
5.000%, 07/15/2038 (Callable 01/15/2028)(Insured by ST AID)	3,105,000	3,120,823
Hammond Sanitary District,
5.000%, 07/15/2026 (Insured by BAM)	610,000	628,694
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	180,000
3.500%, 03/01/2024	8,000,000	7,952,790
5.000%, 07/01/2027	1,445,000	1,461,053
5.000%, 09/01/2027	1,595,000	1,583,185
5.000%, 10/01/2027	245,000	246,403
5.000%, 07/01/2028	1,515,000	1,537,360
5.000%, 09/01/2028	1,675,000	1,657,809
5.000%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,007,034
5.000%, 10/01/2029	220,000	221,313
5.250%, 02/01/2030 (Callable 08/01/2025)	525,000	535,801
2.500%, 11/01/2030	2,825,000	2,430,111
5.000%, 10/01/2031	250,000	251,157
5.000%, 10/01/2033 (Callable 10/01/2031)	230,000	230,542
5.000%, 03/01/2036 (Callable 03/01/2025)	1,250,000	1,255,722
7.000%, 11/15/2043 (Callable 11/15/2023)	2,750,000	2,756,758
4.000%, 10/01/2052 (Callable 04/01/2032)	2,500,000	2,091,605
Indiana Housing & Community Development Authority:
2.000%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)	3,250,000	3,209,551
5.000%, 07/01/2053 (Callable 01/01/2032)(Insured by GNMA)	4,275,000	4,293,094
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,007,431
Indianapolis Board of School Commissioners:
5.000%, 01/15/2024 (Insured by ST AID)	325,000	325,727
5.000%, 01/15/2025 (Insured by ST AID)	515,000	521,246
Indianapolis Local Public Improvement Bond Bank,
5.000%, 02/01/2054 (Callable 02/01/2029)	1,885,000	1,901,840
IPS Multi-School Building Corp.:
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST AID)	925,000	935,701
5.250%, 07/15/2041 (Callable 07/15/2031)(Insured by ST AID) (6)	2,000,000	2,091,761
5.250%, 07/15/2042 (Callable 07/15/2031)(Insured by ST AID) (6)	1,625,000	1,694,497
4.250%, 07/15/2043 (Callable 07/15/2031)(Insured by ST AID) (6)	500,000	464,807
Merrillville Multi School Building Corp.:
5.000%, 01/15/2024 (Insured by ST AID)	500,000	501,118
5.000%, 07/15/2025 (Insured by ST AID)	500,000	508,679
Mount Vernon of Hancock County Multi-School Building Corp.:
5.500%, 07/15/2032 (Callable 07/15/2031)(Insured by ST AID)	700,000	773,614
5.500%, 07/15/2034 (Callable 07/15/2031)(Insured by ST AID)	200,000	221,170
5.500%, 07/15/2035 (Callable 07/15/2031)(Insured by ST AID)	400,000	440,392
5.500%, 07/15/2036 (Callable 07/15/2031)(Insured by ST AID)	750,000	818,779
5.500%, 07/15/2038 (Callable 07/15/2031)(Insured by ST AID)	840,000	901,838
5.500%, 07/15/2039 (Callable 07/15/2031)(Insured by ST AID)	1,655,000	1,770,664
5.500%, 07/15/2040 (Callable 07/15/2031)(Insured by ST AID)	750,000	798,255
5.500%, 01/15/2042 (Callable 07/15/2031)(Insured by ST AID)	1,000,000	1,063,392
Northwestern School Building Corp.:
6.000%, 07/15/2038 (Callable 07/15/2031)(Insured by ST AID)	1,000,000	1,106,320
6.000%, 07/15/2041 (Callable 07/15/2031)(Insured by ST AID)	900,000	981,427
Plainfield Redevelopment Authority:
3.000%, 08/01/2024 (Insured by ST AID)	360,000	353,409
5.000%, 02/01/2027 (Insured by ST AID)	500,000	509,124
Richland-Bean Blossom 2000 School Building Corp.,
5.000%, 07/15/2040 (Callable 07/15/2031)(Insured by ST AID)	250,000	255,487
South Montgomery Community School Corp.:
5.000%, 01/15/2024 (Insured by ST AID)	475,000	475,255
5.000%, 07/15/2024 (Insured by ST AID)	585,000	586,256
5.000%, 01/15/2025 (Insured by ST AID)	300,000	301,028
5.000%, 07/15/2025 (Insured by ST AID)	335,000	336,514
5.000%, 01/15/2026 (Insured by ST AID)	250,000	251,207
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST AID)	360,000	280,176
Tippecanoe County School Building Corp.:
6.000%, 07/15/2039 (Callable 07/15/2033)(Insured by ST AID)	1,000,000	1,138,027
6.000%, 01/15/2043 (Callable 07/15/2033)(Insured by ST AID)	1,000,000	1,121,765
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)(Insured by ST AID)	345,000	324,802
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST AID)	250,000	255,450
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST AID)	300,000	306,475
Westfield-Washington Multi-School Building Corp.:
5.500%, 07/15/2040 (Callable 07/15/2031)(Insured by ST AID)	745,000	778,014
5.500%, 01/15/2043 (Callable 07/15/2031)(Insured by ST AID)	565,000	589,219
Wheeler-Union Township School Building Corp.,
5.000%, 01/15/2042 (Callable 07/15/2030)(Insured by ST AID)	1,225,000	1,252,435
Total Indiana (Cost $98,414,872)		94,068,946	3.5%

Iowa
City of Ames IA,
4.000%, 06/15/2035 (Callable 06/15/2026)	1,510,000	1,436,492
City of Coralville IA:
4.000%, 05/01/2024	560,000	554,238
3.000%, 06/01/2024	290,000	284,769
4.000%, 05/01/2030 (Callable 05/01/2029)	1,000,000	952,275
3.000%, 05/01/2033 (Callable 05/01/2029)	1,000,000	841,564
5.000%, 05/01/2035 (Callable 05/01/2031)(Insured by AGM)	650,000	671,233
5.000%, 05/01/2036 (Callable 05/01/2031)(Insured by AGM)	685,000	700,961
5.000%, 05/01/2037 (Callable 05/01/2031)(Insured by AGM)	725,000	734,565
College Community School District,
4.000%, 06/01/2033 (Callable 06/01/2030)(Insured by BAM)	1,820,000	1,801,780
Iowa Finance Authority:
4.000%, 05/15/2024	250,000	245,900
5.000%, 01/01/2028 (Insured by GNMA)	930,000	969,001
7.500%, 01/01/2032 (Callable 01/01/2030) (3)	2,500,000	2,318,637
3.500%, 01/01/2047 (Callable 07/01/2026)(Insured by GNMA)	840,000	820,798
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,270,000	1,232,190
Iowa Higher Education Loan Authority:
3.000%, 04/01/2029	870,000	799,327
5.000%, 10/01/2029	1,160,000	1,190,548
3.000%, 04/01/2030	650,000	588,076
3.000%, 04/01/2031	525,000	466,665
5.000%, 10/01/2034 (Callable 10/01/2030)	300,000	305,571
5.000%, 10/01/2035 (Callable 10/01/2030)	360,000	364,455
5.000%, 10/01/2036 (Callable 10/01/2030)	365,000	366,718
4.750%, 10/01/2042 (Callable 10/01/2030)	750,000	688,064
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	8,750,000	8,728,952
Southern Iowa Rural Water Association,
3.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	1,030,000	908,666
Total Iowa (Cost $29,857,812)		27,971,445	1.0%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	200,000	190,726
City of Goddard KS,
3.500%, 06/01/2034 (Callable 10/20/2023)	1,420,000	1,203,398
City of Haysville KS,
4.250%, 10/01/2025 (Callable 10/01/2024)	615,000	607,183
City of Manhattan KS,
4.000%, 06/01/2027 (Callable 06/01/2025)	1,000,000	986,538
City of Osawatomie KS,
3.750%, 03/01/2027 (Callable 03/01/2025)	3,750,000	3,610,515
City of Wamego KS,
4.000%, 03/01/2027 (Callable 03/01/2024)	1,540,000	1,509,620
City of Wichita KS,
4.000%, 09/01/2038 (Callable 09/01/2027)	1,540,000	1,367,626
County of Pottawatomie KS,
2.750%, 10/01/2023	7,800,000	7,800,000
Johnson County Unified School District No. 512,
4.000%, 10/01/2043 (Callable 10/01/2033)	3,685,000	3,290,067
Kansas Power Pool:
4.000%, 12/01/2038 (Callable 12/01/2029)	700,000	618,743
4.000%, 12/01/2040 (Callable 12/01/2029)	1,095,000	943,800
Wabaunsee County Unified School District No. 330:
5.500%, 09/01/2042 (Callable 09/01/2031)(Insured by BAM)	750,000	795,941
5.500%, 09/01/2047 (Callable 09/01/2031)(Insured by BAM)	750,000	786,710
Wyandotte County-Kansas City Unified Government,
5.000%, 09/01/2044 (Callable 09/01/2024)	1,740,000	1,728,688
Total Kansas (Cost $26,983,142)		25,439,555	0.9%

Kentucky
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)	3,000,000	2,832,886
County of Leslie KY,
4.000%, 02/01/2052 (Callable 02/01/2030)	1,485,000	1,227,781
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	685,000	621,804
0.000%, 10/01/2026 (Insured by NATL)	765,000	662,666
0.000%, 10/01/2027 (Insured by NATL)	735,000	608,600
0.000%, 10/01/2028 (Insured by NATL)	1,015,000	801,910
5.000%, 07/01/2033 (Callable 07/01/2025)	1,295,000	1,303,136
Kentucky Housing Corp.,
5.000%, 09/01/2043 (Callable 03/01/2026)(Mandatory Tender Date 09/01/2026)(Insured by HUD) (1)	3,000,000	3,031,134
Kentucky Public Energy Authority:
4.000%, 08/01/2027	550,000	532,683
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	1,945,000	1,926,806
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	5,325,000	5,221,853
Kentucky State University:
4.000%, 11/01/2033 (Callable 11/01/2031)(Insured by BAM)	260,000	259,836
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by BAM)	270,000	267,893
4.000%, 11/01/2038 (Callable 11/01/2031)(Insured by BAM)	325,000	303,256
4.000%, 11/01/2041 (Callable 11/01/2031)(Insured by BAM)	250,000	225,815
Logan County School District Finance Corp.,
5.000%, 09/01/2036 (Callable 09/01/2033)(Insured by ST AID)	1,000,000	1,037,447
Louisville & Jefferson County Metropolitan Government,
5.750%, 10/01/2038 (Callable 10/01/2023)	11,770,000	11,770,000
Louisville/Jefferson County Metropolitan Government,
5.000%, 10/01/2047 (Callable 07/01/2026)(Mandatory Tender Date 10/01/2026) (1)	1,500,000	1,522,312
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	1,000,000	1,019,078
Paducah Independent School District Finance Corp.,
3.500%, 09/01/2033 (Callable 09/01/2026)(Insured by ST AID)	300,000	276,319
Rural Water Financing Agency,
3.100%, 11/01/2024 (Callable 10/16/2023)	1,700,000	1,656,903
Total Kentucky (Cost $38,511,665)		37,110,118	1.4%

Louisiana
City of Pineville LA:
4.000%, 05/01/2027 (Insured by BAM)	240,000	241,653
4.000%, 05/01/2034 (Callable 05/01/2032)(Insured by BAM)	400,000	397,670
4.000%, 05/01/2037 (Callable 05/01/2032)(Insured by BAM)	325,000	308,884
4.000%, 05/01/2047 (Callable 05/01/2032)(Insured by BAM)	1,000,000	870,862
City of Shreveport LA,
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by BAM)	1,225,000	1,166,274
Ernest N. Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2037 (Callable 07/15/2033)	2,875,000	3,029,894
Louisiana Housing Corp.:
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	3,274,000	3,242,473
4.500%, 12/01/2047 (Callable 12/01/2027)	100,000	98,976
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)	200,000	200,000
5.000%, 10/01/2024 (Insured by BAM)	100,000	100,977
4.250%, 04/01/2043 (Callable 04/01/2033)(Insured by AGM)	100,000	92,772
5.000%, 04/01/2048 (Callable 04/01/2033)(Insured by AGM)	800,000	801,028
4.500%, 04/01/2053 (Callable 04/01/2033)(Insured by AGM)	350,000	315,740
5.000%, 04/01/2053 (Callable 04/01/2033)(Insured by AGM)	800,000	794,321
Louisiana Public Facilities Authority:
5.000%, 10/01/2024 (5)	180,000	178,368
5.250%, 10/01/2031 (5)	2,105,000	2,120,140
5.250%, 10/01/2033 (5)	2,000,000	2,008,673
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2028 (Callable 07/01/2026)	4,200,000	4,291,626
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2028 (Callable 10/01/2027)	660,000	608,999
Parish of St. John the Baptist LA:
5.000%, 03/01/2031 (Callable 03/01/2029)	385,000	403,703
5.000%, 03/01/2032 (Callable 03/01/2029)	500,000	523,642
Plaquemines Port Harbor & Terminal District,
4.000%, 03/15/2025 (Mandatory Tender Date 03/15/2024) (1)	5,000,000	4,979,481
St. Tammany Parish Hospital Service District No. 1:
5.000%, 07/01/2036 (Callable 07/01/2028)	1,745,000	1,779,379
5.000%, 07/01/2038 (Callable 07/01/2028)	855,000	858,914
Tangipahoa Parish School Board,
4.000%, 03/01/2041 (Callable 03/01/2031)(Insured by AGM)	500,000	453,518
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	451,004
Total Louisiana (Cost $31,620,683)		30,318,971	1.1%

Maine
City of Lewiston ME:
1.375%, 02/15/2033 (Callable 02/15/2028)	1,000,000	714,365
1.625%, 02/15/2036 (Callable 02/15/2028)	1,435,000	955,253
City of Portland ME,
5.000%, 01/01/2031 (Callable 01/01/2026)	1,090,000	1,109,415
Maine Health & Higher Educational Facilities Authority:
4.000%, 07/01/2037 (Callable 07/01/2029)(Insured by ST AID)	230,000	208,680
5.000%, 07/01/2038 (Callable 07/01/2030)(Insured by ST AID)	1,530,000	1,537,804
5.000%, 07/01/2046 (Callable 07/01/2026)	250,000	207,072
Maine State Housing Authority:
3.625%, 11/15/2039 (Callable 11/15/2024)	2,255,000	1,932,839
3.500%, 11/15/2045 (Callable 05/15/2025)	40,000	39,672
4.000%, 11/15/2045 (Callable 11/15/2025)	95,000	94,489
3.500%, 11/15/2046 (Callable 11/15/2025)	5,000	4,975
3.500%, 11/15/2047 (Callable 11/15/2026)	350,000	342,613
4.000%, 11/15/2049 (Callable 05/15/2028)	280,000	274,665
4.000%, 11/15/2050 (Callable 05/15/2029)	755,000	736,547
5.000%, 11/15/2052 (Callable 11/15/2031)	3,965,000	3,978,530
5.000%, 11/15/2052 (Callable 11/15/2031)	1,515,000	1,520,616
Total Maine (Cost $14,825,907)		13,657,535	0.5%

Maryland
County of Baltimore MD:
4.000%, 09/01/2032 (Callable 09/01/2031)	350,000	352,578
4.000%, 09/01/2033 (Callable 09/01/2031)	230,000	230,870
4.000%, 09/01/2036 (Callable 09/01/2031)	135,000	131,042
Maryland Community Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)	5,970,000	5,827,715
4.050%, 10/01/2024	4,000,000	3,964,034
4.600%, 12/01/2024	10,000,000	9,836,799
3.850%, 03/01/2025	5,000,000	4,898,739
4.700%, 03/01/2046 (Callable 03/01/2031)(Insured by GNMA)	2,250,000	2,124,756
3.500%, 03/01/2050 (Callable 03/01/2029)	755,000	727,266
5.000%, 09/01/2052 (Callable 03/01/2031)(Insured by GNMA)	7,710,000	7,736,980
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2028	300,000	305,294
5.000%, 07/01/2028	370,000	383,104
4.000%, 01/01/2029	980,000	945,899
5.000%, 01/01/2029	290,000	296,052
5.000%, 01/01/2030	185,000	188,917
5.000%, 07/01/2045 (Callable 01/01/2027)(Mandatory Tender Date 07/01/2027) (1)	780,000	801,008
Total Maryland (Cost $40,119,072)		38,751,053	1.4%

Massachusetts
Commonwealth of Massachusetts,
4.000%, 04/01/2042 (Callable 04/01/2025)	30,000	27,616
Massachusetts Bay Transportation Authority,
0.000%, 07/01/2030 (Callable 07/01/2026)	5,800,000	4,288,736
Massachusetts Development Finance Agency:
5.000%, 10/01/2025 (Insured by AGM)	575,000	582,366
5.000%, 01/01/2031 (Callable 01/01/2027)	475,000	482,241
Massachusetts Educational Financing Authority,
5.000%, 01/01/2026	2,000,000	1,997,522
Massachusetts Housing Finance Agency:
3.300%, 12/01/2026 (Callable 06/01/2025)(Insured by FHA)	1,000,000	959,435
3.350%, 06/01/2027 (Callable 12/01/2025)(Insured by FHA)	2,600,000	2,487,851
4.000%, 12/01/2028 (Callable 10/20/2023)	1,000,000	989,577
3.500%, 06/01/2042 (Callable 06/01/2025)	780,000	768,938
4.500%, 12/01/2048 (Callable 12/01/2027)	1,030,000	1,019,697
4.000%, 06/01/2049 (Callable 12/01/2028)	565,000	552,862
5.000%, 06/01/2050 (Callable 06/01/2032)(Insured by GNMA)	1,860,000	1,866,061
Total Massachusetts (Cost $16,865,417)		16,022,902	0.6%

Michigan
Allegan Public School District:
5.000%, 05/01/2035 (Callable 05/01/2033)(Insured by Q-SBLF)	900,000	977,697
5.000%, 05/01/2036 (Callable 05/01/2033)(Insured by Q-SBLF)	935,000	1,004,808
5.000%, 05/01/2037 (Callable 05/01/2033)(Insured by Q-SBLF)	725,000	767,995
5.000%, 05/01/2038 (Callable 05/01/2033)(Insured by Q-SBLF)	1,025,000	1,069,152
5.000%, 05/01/2039 (Callable 05/01/2033)(Insured by Q-SBLF)	1,075,000	1,109,724
City of Detroit MI:
5.250%, 05/01/2028	275,000	281,865
5.250%, 05/01/2029	685,000	704,966
5.250%, 05/01/2030	680,000	702,645
5.250%, 05/01/2031	575,000	596,492
5.250%, 05/01/2032	600,000	624,770
5.250%, 05/01/2033	550,000	574,714
6.000%, 05/01/2039 (Callable 05/01/2033)	500,000	535,339
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	25,000
Clarkston Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	500,000	518,936
Clio Area School District:
4.000%, 05/01/2038 (Callable 05/01/2032)(Insured by Q-SBLF)	635,000	606,901
4.000%, 05/01/2040 (Callable 05/01/2032)(Insured by Q-SBLF)	885,000	826,293
4.000%, 05/01/2041 (Callable 05/01/2032)(Insured by Q-SBLF)	895,000	828,263
4.000%, 05/01/2042 (Callable 05/01/2032)(Insured by Q-SBLF)	885,000	807,132
Coopersville Area Public Schools:
4.000%, 05/01/2039 (Callable 05/01/2032)(Insured by Q-SBLF)	300,000	277,345
4.500%, 05/01/2041 (Callable 05/01/2032)(Insured by Q-SBLF)	310,000	304,377
4.500%, 05/01/2043 (Callable 05/01/2032)(Insured by Q-SBLF)	300,000	291,271
Detroit City School District,
5.250%, 05/01/2025 (Insured by BHAC)	525,000	532,461
Eastern Michigan University,
4.000%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	985,000	972,965
Flat Rock Community School District:
5.000%, 05/01/2036 (Callable 05/01/2032)(Insured by Q-SBLF)	670,000	713,651
5.000%, 05/01/2037 (Callable 05/01/2032)(Insured by Q-SBLF)	725,000	764,268
5.000%, 05/01/2038 (Callable 05/01/2032)(Insured by Q-SBLF)	575,000	599,706
5.000%, 05/01/2039 (Callable 05/01/2032)(Insured by Q-SBLF)	805,000	832,436
5.000%, 05/01/2041 (Callable 05/01/2032)(Insured by Q-SBLF)	1,385,000	1,414,797
5.000%, 05/01/2044 (Callable 05/01/2032)(Insured by Q-SBLF)	1,485,000	1,492,570
Fraser Public School District,
5.000%, 05/01/2048 (Callable 05/01/2033)(Insured by Q-SBLF)	1,000,000	1,001,256
Grand Ledge Public Schools,
5.000%, 05/01/2044 (Callable 05/01/2029)(Insured by Q-SBLF)	250,000	253,807
Great Lakes Water Authority:
5.000%, 07/01/2036 (Callable 07/01/2026)	5,000,000	5,095,887
5.000%, 07/01/2046 (Callable 07/01/2026)	2,000,000	1,938,856
Lake Superior State University,
4.000%, 11/15/2028 (Insured by AGM)	620,000	620,675
Lincoln Consolidated School District,
5.000%, 05/01/2042 (Callable 05/01/2028)(Insured by Q-SBLF)	2,000,000	2,051,827
Michigan Finance Authority:
4.000%, 10/01/2024	650,000	642,794
5.000%, 11/01/2025	885,000	892,892
5.250%, 02/01/2027	2,000,000	1,979,297
5.000%, 11/15/2027 (Callable 11/15/2026)	1,055,000	1,074,777
5.000%, 11/01/2028	1,025,000	1,049,161
5.000%, 09/01/2029	400,000	408,948
4.500%, 10/01/2029 (Callable 10/01/2024)	6,900,000	6,608,054
5.000%, 09/01/2030 (Callable 03/01/2030)	440,000	447,595
5.250%, 02/01/2032 (Callable 02/01/2027)	590,000	580,215
5.000%, 07/01/2032 (Callable 07/01/2024)(Insured by AGM)	5,000,000	5,029,234
5.000%, 05/15/2034 (Callable 05/15/2025)	2,500,000	2,512,488
5.000%, 07/01/2034 (Callable 07/01/2025)	2,000,000	2,023,597
5.000%, 12/01/2035 (Callable 12/01/2027)	1,000,000	1,026,557
5.000%, 10/01/2039 (Callable 10/01/2024)(Partially Pre-refunded)	3,135,000	3,080,987
5.000%, 07/01/2044 (Callable 07/01/2024)	3,910,000	3,559,763
6.750%, 07/01/2044 (Pre-refunded to 07/01/2024) (3)	2,735,000	2,779,401
5.000%, 11/15/2044 (Callable 05/16/2026)(Mandatory Tender Date 11/16/2026) (1)	4,950,000	5,019,901
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)	595,000	501,401
Michigan State Housing Development Authority:
3.500%, 06/01/2024 (Mandatory Tender Date 12/01/2023)(Insured by HUD) (1)	5,000,000	4,986,585
3.250%, 10/01/2037 (Callable 10/01/2025)	1,745,000	1,413,166
4.250%, 06/01/2049 (Callable 12/01/2027)	1,190,000	1,171,711
4.250%, 12/01/2049 (Callable 06/01/2028)	1,190,000	1,168,855
3.500%, 12/01/2050 (Callable 06/01/2029)	4,195,000	4,030,113
5.000%, 06/01/2053 (Callable 12/01/2031)	2,840,000	2,851,974
5.500%, 06/01/2053 (Callable 12/01/2031)	2,475,000	2,530,813
5.750%, 06/01/2054 (Callable 12/01/2032)	5,000,000	5,177,975
Michigan State University,
5.000%, 02/15/2037 (Callable 08/15/2029)	525,000	547,231
Pinckney Community Schools,
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	1,500,000	1,518,939
Rockford Public Schools:
5.000%, 05/01/2036 (Callable 05/01/2033)(Insured by Q-SBLF)	1,000,000	1,080,434
5.000%, 05/01/2037 (Callable 05/01/2033)(Insured by Q-SBLF)	800,000	854,589
5.000%, 05/01/2040 (Callable 05/01/2033)(Insured by Q-SBLF)	1,230,000	1,272,311
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,027,083
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	815,000	835,686
Thornapple Kellogg School District,
5.000%, 05/01/2036 (Callable 05/01/2033)(Insured by Q-SBLF)	1,320,000	1,394,918
Wayne County Airport Authority,
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	388,214
Wayne State University,
5.000%, 11/15/2030 (Callable 11/15/2025)	1,025,000	1,039,594
Western Michigan University:
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	252,450
5.000%, 11/15/2030 (Insured by AGM)	300,000	320,760
5.000%, 11/15/2038 (Callable 05/15/2031)(Insured by AGM)	375,000	383,081
5.000%, 11/15/2039 (Callable 05/15/2031)(Insured by AGM)	400,000	407,142
5.000%, 11/15/2040 (Callable 05/15/2031)(Insured by AGM)	420,000	425,046
Total Michigan (Cost $111,488,154)		106,016,579	3.9%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	202,857
5.000%, 05/01/2031 (Callable 05/01/2027)	525,000	531,002
City of Minneapolis MN:
5.000%, 11/15/2033 (Callable 11/15/2028)	2,135,000	2,182,440
5.000%, 11/15/2034 (Callable 11/15/2025)	680,000	684,203
5.000%, 11/15/2034 (Callable 11/15/2028)	2,240,000	2,280,607
4.000%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,031,425
County of Washington MN,
2.250%, 02/01/2034 (Callable 02/01/2028)	1,525,000	1,223,582
Duluth Economic Development Authority:
5.000%, 06/15/2027	300,000	299,916
5.000%, 06/15/2028	450,000	451,266
Forest Lake Independent School District No. 831,
3.125%, 02/01/2039 (Callable 02/01/2026)(Insured by SD CRED PROG)	400,000	330,118
Housing & Redevelopment Authority of the City of St. Paul MN:
5.000%, 12/01/2028	1,115,000	1,111,418
5.000%, 11/15/2029 (Callable 11/15/2027)	705,000	716,375
5.000%, 12/01/2030	300,000	296,429
5.000%, 11/15/2034 (Callable 11/15/2027)	1,900,000	1,929,021
5.000%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,519,896
Maple River Independent School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)(Insured by SD CRED PROG)	970,000	966,109
4.000%, 02/01/2038 (Callable 02/01/2030)(Insured by SD CRED PROG)	700,000	685,348
Minnesota Higher Education Facilities Authority:
5.000%, 10/01/2039 (Callable 10/01/2030)	2,040,000	2,067,677
4.000%, 10/01/2040 (Callable 10/01/2030)	1,030,000	906,816
4.125%, 10/01/2041 (Callable 10/01/2030)	1,000,000	885,312
4.125%, 10/01/2042 (Callable 10/01/2030)	1,000,000	873,416
Minnesota Housing Finance Agency:
3.300%, 02/01/2025 (Callable 08/01/2024)(Insured by HUD)	2,000,000	1,954,773
3.800%, 02/01/2025 (Callable 08/01/2024)	2,040,000	2,012,444
3.600%, 07/01/2033 (Callable 10/30/2023)(Insured by GNMA)	485,000	467,251
3.100%, 07/01/2035 (Callable 07/01/2025)(Insured by GNMA)	1,485,000	1,451,761
4.000%, 01/01/2038 (Callable 01/01/2024)	200,000	197,909
4.000%, 08/01/2040 (Callable 08/01/2033)	1,000,000	933,286
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	175,000	172,863
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	1,500,000	1,456,679
3.500%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)	2,470,000	2,372,773
5.750%, 07/01/2053 (Callable 01/01/2033)(Insured by GNMA)	3,000,000	3,117,333
Plymouth Intermediate District No. 287,
4.000%, 02/01/2028 (Callable 02/01/2027)	350,000	352,024
St. Paul Port Authority:
4.000%, 10/01/2041 (Callable 10/01/2027)	400,000	339,564
4.750%, 10/01/2043 (Callable 10/01/2033)	1,000,000	926,824
Zumbro Education District:
4.000%, 02/01/2029	350,000	337,473
4.000%, 02/01/2038 (Callable 02/01/2031)	385,000	334,737
Total Minnesota (Cost $39,751,579)		37,602,927	1.4%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	509,875
City of Gluckstadt MS:
6.000%, 06/01/2025	100,000	101,842
6.000%, 06/01/2027	285,000	294,008
6.000%, 06/01/2029 (Callable 06/01/2028)	370,000	380,684
6.000%, 06/01/2031 (Callable 06/01/2028)	405,000	412,551
6.000%, 06/01/2032 (Callable 06/01/2028)	100,000	101,530
5.000%, 06/01/2034 (Callable 06/01/2028)	100,000	92,407
5.000%, 06/01/2035 (Callable 06/01/2028)	490,000	451,120
City of Gulfport MS:
5.000%, 07/01/2024	485,000	486,281
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	492,680
City of Ridgeland MS:
3.000%, 10/01/2025	1,000,000	968,681
3.000%, 10/01/2026	1,100,000	1,049,104
3.000%, 10/01/2028 (Callable 10/01/2027)	690,000	638,485
County of Lowndes MS,
2.650%, 04/01/2037 (Mandatory Tender Date 04/01/2027) (1)	2,500,000	2,355,840
Medical Center Educational Building Corp.:
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	502,897
4.000%, 06/01/2048 (Callable 06/01/2033)	1,500,000	1,284,752
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	2,100,000	2,004,155
Mississippi Development Bank:
5.000%, 11/01/2027	485,000	482,760
5.000%, 09/01/2029	1,900,000	1,917,022
5.000%, 09/01/2030	865,000	868,133
4.000%, 03/01/2032 (Callable 03/01/2028)	200,000	197,326
4.000%, 07/01/2032 (Callable 07/01/2031)	150,000	143,795
4.000%, 03/01/2033 (Callable 03/01/2028)	300,000	294,407
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	497,155
4.000%, 07/01/2034 (Callable 07/01/2031)	285,000	268,869
4.000%, 07/01/2035 (Callable 07/01/2031)	405,000	380,363
4.000%, 03/01/2036 (Callable 03/01/2028)	300,000	283,089
4.000%, 07/01/2036 (Callable 07/01/2031)	250,000	229,554
4.000%, 07/01/2038 (Callable 07/01/2031)	245,000	218,382
4.000%, 04/01/2039 (Callable 04/01/2033)(Insured by BAM)	1,345,000	1,231,383
4.000%, 07/01/2039 (Callable 07/01/2031)	390,000	343,962
5.250%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,280,762
5.000%, 03/01/2048 (Callable 03/01/2029)(Insured by BAM)	1,070,000	1,035,835
Mississippi Home Corp.:
3.375%, 12/01/2034 (Callable 06/01/2028)(Insured by GNMA)	3,000,000	2,716,190
4.050%, 12/01/2047 (Callable 06/01/2031)(Insured by GNMA)	500,000	413,274
Mississippi Hospital Equipment & Facilities Authority:
5.000%, 10/01/2034 (Callable 10/01/2029)	725,000	749,029
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)	2,000,000	2,037,118
Natchez-Adams School District,
5.000%, 02/01/2030	645,000	675,751
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)	1,260,000	1,272,707
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,007,484
5.000%, 10/15/2035 (Callable 10/15/2028)	3,000,000	3,083,799
Sunflower County Consolidated School District,
4.000%, 06/01/2042 (Callable 06/01/2032)(Insured by BAM)	1,620,000	1,394,192
University of Mississippi Educational Building Corp.:
5.000%, 10/01/2047 (Callable 10/01/2032)	800,000	813,226
4.500%, 10/01/2052 (Callable 10/01/2032)	1,000,000	927,205
University of Southern Mississippi,
5.000%, 09/01/2035 (Callable 09/01/2026)	385,000	390,201
Vicksburg Warren School District,
5.000%, 03/01/2029	150,000	153,212
Total Mississippi (Cost $40,501,182)		37,433,077	1.4%

Missouri
Boone County Reorganized School District No. R-1,
5.750%, 03/01/2042 (Callable 09/01/2031)(Insured by BAM)	1,750,000	1,913,355
Center School District No. 58,
4.000%, 04/15/2031 (Callable 04/15/2027)	170,000	167,821
City of St. Charles MO,
4.000%, 02/01/2026	500,000	499,908
City of St. Louis MO,
5.000%, 07/01/2039 (Callable 07/01/2029)	425,000	434,131
County of Cape Girardeau MO,
5.000%, 06/01/2024	825,000	828,712
Dunklin R-V School District,
4.000%, 03/01/2043 (Callable 03/01/2031)(Insured by ST AID)	1,900,000	1,703,083
Fort Zumwalt School District,
5.250%, 03/01/2042 (Callable 03/01/2030)(Insured by BAM)	1,730,000	1,801,664
Hazelwood School District,
4.000%, 03/01/2031 (Callable 03/01/2028)(Insured by ST AID)	520,000	517,657
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 08/01/2024	330,000	328,447
5.000%, 02/01/2025 (Callable 02/01/2024)	45,000	44,968
5.000%, 09/01/2025	365,000	364,136
5.000%, 09/01/2026	410,000	406,563
5.000%, 09/01/2027	280,000	277,634
5.000%, 11/15/2027 (Callable 11/15/2025)	585,000	587,780
5.000%, 02/01/2034 (Callable 02/01/2024)	950,000	931,181
5.000%, 02/01/2035 (Callable 02/01/2024)	535,000	520,534
5.000%, 11/15/2035 (Callable 11/15/2025)	1,950,000	1,920,357
5.000%, 02/15/2036 (Callable 02/15/2029)	425,000	438,769
Industrial Development Authority of University City,
4.875%, 06/15/2036 (Callable 06/15/2033)	2,400,000	2,289,325
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST AID)	1,005,000	1,115,903
Jefferson County Consolidated School District No. 6:
3.000%, 03/01/2034 (Callable 03/01/2028)(Insured by ST AID)	700,000	624,748
3.000%, 03/01/2039 (Callable 03/01/2028)(Insured by ST AID)	1,300,000	1,015,176
Kansas City Industrial Development Authority,
4.000%, 03/01/2035 (Callable 03/01/2030)	455,000	440,199
Meramec Valley School District No. R-III:
3.000%, 03/01/2037 (Callable 03/01/2028)(Insured by ST AID)	360,000	298,721
3.000%, 03/01/2038 (Callable 03/01/2028)(Insured by ST AID)	500,000	401,969
Missouri Housing Development Commission:
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	90,000	86,094
3.250%, 11/01/2052 (Callable 11/01/2030)(Insured by GNMA)	4,815,000	4,557,800
Missouri Joint Municipal Electric Utility Commission,
5.000%, 12/01/2040 (Callable 06/01/2026)	1,000,000	993,927
Missouri Southern State University:
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)	100,000	97,032
4.000%, 10/01/2036 (Callable 10/01/2029)(Insured by AGM)	110,000	105,030
4.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGM)	110,000	99,314
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	10,000	9,186
Normandy Schools Collaborative:
3.000%, 03/01/2036 (Callable 03/01/2028)(Insured by ST AID)	1,525,000	1,315,119
3.000%, 03/01/2037 (Callable 03/01/2028)(Insured by ST AID)	1,325,000	1,099,461
Northwest Missouri State University:
5.000%, 06/01/2027 (Insured by BAM)	560,000	574,235
5.000%, 06/01/2028 (Insured by BAM)	1,595,000	1,648,911
5.000%, 06/01/2029 (Insured by BAM)	500,000	519,156
Pattonville R-3 School District:
5.250%, 03/01/2042 (Callable 03/01/2031)(Insured by ST AID)	1,000,000	1,051,767
5.250%, 03/01/2043 (Callable 03/01/2031)(Insured by ST AID)	1,275,000	1,337,528
St. Louis Land Clearance for Redevelopment Authority:
5.000%, 06/01/2028 (Callable 12/01/2026)	4,000,000	4,017,967
3.875%, 10/01/2035 (Callable 10/01/2029)	330,000	287,582
5.000%, 04/01/2038 (Callable 04/01/2027)	1,540,000	1,544,648
St. Louis Municipal Finance Corp.,
5.000%, 10/01/2045 (Callable 10/01/2030)(Insured by AGM)	1,330,000	1,323,561
Total Missouri (Cost $43,523,004)		40,541,059	1.5%

Montana
City of Forsyth MT:
3.875%, 07/01/2028 (Callable 04/02/2028)	1,600,000	1,525,773
3.900%, 03/01/2031 (Callable 10/30/2023) (1)	7,395,000	6,974,100
Judith Basin County K-12 School District No. 12:
5.000%, 07/01/2041 (Callable 07/01/2033)(Insured by AGM)	465,000	479,719
5.000%, 07/01/2043 (Callable 07/01/2033)(Insured by AGM)	300,000	307,180
5.250%, 07/01/2048 (Callable 07/01/2033)(Insured by AGM)	450,000	467,255
Montana Board of Housing:
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024) (1)	3,385,000	3,350,605
4.750%, 12/01/2025 (Mandatory Tender Date 12/01/2024) (1)	4,862,000	4,863,051
3.600%, 12/01/2030 (Callable 10/20/2023)	290,000	280,940
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)	305,000	269,693
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	945,000	929,294
3.000%, 06/01/2052 (Callable 06/01/2031)	1,930,000	1,810,740
6.000%, 12/01/2053 (Callable 12/01/2032) (6)	2,110,000	2,223,779
Montana Facility Finance Authority:
5.000%, 06/01/2026 (Callable 12/01/2024)	765,000	769,060
5.000%, 06/01/2029 (Callable 12/01/2024)	715,000	718,789
5.000%, 06/01/2033 (Callable 06/01/2028)	310,000	315,268
4.000%, 01/01/2037 (Callable 01/01/2030)	700,000	660,924
Yellowstone and Carbon Counties School District No. 7-70,
5.000%, 07/01/2027 (Insured by BAM)	740,000	771,439
Total Montana (Cost $27,820,728)		26,717,609	1.0%

Nebraska
Central Plains Energy Project:
5.000%, 03/01/2050 (Callable 10/20/2023)(Mandatory Tender Date 01/01/2024) (1)	835,000	837,819
5.000%, 05/01/2054 (Callable 08/01/2029)(Mandatory Tender Date 11/01/2029) (1)	7,200,000	7,283,746
City of Fremont NE,
1.750%, 07/15/2034 (Callable 07/08/2028)	3,000,000	2,203,813
County of Douglas NE,
5.000%, 07/01/2036 (Callable 07/01/2027)	200,000	203,934
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2029 (Callable 05/15/2024)	2,125,000	2,079,648
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	275,000	245,934
3.500%, 09/01/2046 (Callable 03/01/2025)	80,000	78,189
5.500%, 03/01/2052 (Callable 03/01/2032)(Insured by GNMA)	4,785,000	4,895,970
Omaha Airport Authority,
5.000%, 12/15/2028 (Callable 12/15/2026)	550,000	560,928
Papio-Missouri River Natural Resources District:
3.000%, 12/01/2031 (Callable 10/12/2026)	540,000	487,860
3.000%, 12/01/2032 (Callable 10/12/2026)	385,000	339,936
Village of Boys Town NE,
3.000%, 09/01/2028	2,125,000	2,019,059
Total Nebraska (Cost $22,048,859)		21,236,836	0.8%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	520,000	528,771
City of Yerington NV,
1.625%, 11/01/2023 (Callable 10/25/2023)(Insured by USDA)	2,000,000	1,995,403
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)	450,000	467,183
County of Clark NV,
3.750%, 01/01/2036 (Mandatory Tender Date 03/31/2026) (1)	1,500,000	1,478,777
Henderson Public Improvement Trust,
5.500%, 01/01/2044 (Pre-refunded to 07/01/2024)	1,000,000	1,010,716
Las Vegas Redevelopment Agency:
5.000%, 06/15/2027 (Callable 06/15/2026)	1,210,000	1,221,886
5.000%, 06/15/2029 (Callable 06/15/2026)	200,000	202,345
3.000%, 06/15/2032 (Callable 06/15/2026)	1,000,000	865,373
Nevada Housing Division:
5.000%, 12/01/2025 (Mandatory Tender Date 12/01/2024)(Insured by FHA) (1)	2,725,000	2,735,330
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)	1,365,000	1,335,432
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	280,000	273,612
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	300,331
Total Nevada (Cost $12,845,086)		12,415,159	0.5%

New Hampshire
New Hampshire Business Finance Authority:
4.000%, 10/20/2036	2,963,290	2,654,834
4.000%, 12/01/2040 (Callable 06/01/2033)(Insured by BAM)	630,000	567,102
New Hampshire Health and Education Facilities Authority,
5.000%, 10/01/2032 (Callable 10/01/2027)	275,000	281,279
New Hampshire Housing Finance Authority,
6.000%, 01/01/2055 (Callable 07/01/2032)(Insured by GNMA)	5,000,000	5,253,998
Total New Hampshire (Cost $9,043,840)		8,757,213	0.3%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (Insured by BAM) (3)	3,293,000	3,213,556
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	640,000	640,214
County of Gloucester NJ,
5.000%, 12/01/2024 (ETM)	640,000	641,098
Gloucester County Improvement Authority,
0.600%, 03/01/2024 (Callable 10/30/2023)	2,325,000	2,271,855
New Jersey Economic Development Authority:
4.000%, 11/01/2027	1,100,000	1,100,382
3.125%, 07/01/2029 (Callable 07/01/2027)	90,000	81,926
New Jersey Health Care Facilities Financing Authority,
5.000%, 07/01/2043 (Callable 04/01/2024)(Mandatory Tender Date 07/01/2024) (1)	2,250,000	2,264,307
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2025	1,850,000	1,865,533
5.000%, 12/01/2027	375,000	381,009
New Jersey Housing & Mortgage Finance Agency:
3.125%, 02/01/2025 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	2,300,000	2,253,971
4.500%, 10/01/2048 (Callable 10/01/2027)	1,515,000	1,495,902
4.750%, 10/01/2050 (Callable 04/01/2028)	285,000	283,275
5.000%, 10/01/2053 (Callable 04/01/2031)	2,475,000	2,485,883
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2024 (Insured by AMBAC)	4,220,000	4,011,273
0.000%, 12/15/2026	6,410,000	5,592,707
0.000%, 12/15/2027 (Insured by BAM)	3,000,000	2,520,606
5.000%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,493,922
5.000%, 06/15/2034 (Callable 12/15/2028)	900,000	929,904
4.000%, 06/15/2035 (Callable 12/15/2030)	1,455,000	1,421,067
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)	500,000	480,074
0.000%, 12/15/2038 (Insured by BAM)	5,145,000	2,409,921
5.000%, 06/15/2044 (Callable 06/15/2024)	370,000	364,195
New Jersey Turnpike Authority,
4.420%, 01/01/2024 (SOFR + 0.700%) (2)	825,000	824,672
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	525,000	547,724
South Jersey Port Corp.:
3.000%, 01/01/2024 (Callable 10/25/2023)	100,000	99,687
5.000%, 01/01/2025	1,500,000	1,503,130
South Jersey Transportation Authority,
5.000%, 11/01/2041 (Callable 11/01/2030)(Insured by BAM)	2,350,000	2,410,078
Total New Jersey (Cost $45,260,198)		43,587,871	1.6%

New Mexico
Loving Municipal School District No. 10:
5.000%, 09/15/2025 (Insured by ST AID)	500,000	510,072
5.000%, 09/15/2026 (Insured by ST AID)	500,000	516,468
5.000%, 09/15/2027 (Insured by ST AID)	400,000	419,157
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)	300,000	300,044
4.000%, 12/01/2029 (Insured by AGM)	335,000	332,794
New Mexico Mortgage Finance Authority:
3.500%, 09/01/2041 (Callable 03/01/2026)	460,000	443,470
5.000%, 02/01/2042 (Callable 10/01/2024)(Mandatory Tender Date 06/01/2025)(Insured by HUD) (1)	2,458,000	2,469,632
5.000%, 02/01/2042 (Callable 04/01/2025)(Mandatory Tender Date 09/01/2025)(Insured by HUD) (1)	2,000,000	2,014,608
3.700%, 09/01/2042 (Callable 03/01/2027)(Insured by GNMA)	1,485,000	1,396,462
3.600%, 07/01/2044 (Callable 07/01/2028)(Insured by GNMA)	935,000	840,365
3.500%, 07/01/2050 (Callable 01/01/2029)(Insured by GNMA)	690,000	663,670
5.250%, 03/01/2053 (Callable 03/01/2032)(Insured by GNMA)	3,420,000	3,477,156
New Mexico State University,
4.000%, 04/01/2035 (Callable 04/01/2027)	520,000	501,044
Village of Los Ranchos de Albuquerque NM:
4.000%, 09/01/2024	100,000	99,539
4.000%, 09/01/2025	150,000	149,004
5.000%, 09/01/2026	150,000	153,198
5.000%, 09/01/2030	125,000	131,809
Total New Mexico (Cost $15,053,953)		14,418,492	0.5%

New York
Albany County Airport Authority,
5.000%, 12/15/2025	1,000,000	1,009,460
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	755,000	651,278
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025)(Insured by FHA) (1)	9,350,000	9,256,455
City of Long Beach NY,
5.250%, 07/15/2042 (Callable 07/15/2030)(Insured by BAM)	1,800,000	1,820,984
City of New York NY:
5.250%, 10/01/2043 (Callable 10/01/2032)	1,200,000	1,258,705
5.000%, 03/01/2044 (Callable 03/01/2028)	350,000	356,865
5.000%, 06/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 12/01/2025) (1)	2,000,000	2,027,825
3.550%, 10/01/2046 (Optional Put Date 10/02/2023) (1)	3,500,000	3,500,000
City of Schenectady NY,
4.750%, 05/03/2024	1,000,000	1,004,424
Dutchess County Local Development Corp.,
5.000%, 07/01/2027 (Callable 07/01/2026)	1,125,000	1,126,026
Huntington Local Development Corp.,
4.000%, 07/01/2027	2,005,000	1,891,375
Long Island Power Authority,
4.000%, 09/01/2034 (Callable 09/01/2028)	325,000	325,441
Monroe County Industrial Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)	4,977,321	4,874,386
New York City Housing Development Corp.:
2.250%, 11/01/2041 (Callable 05/01/2029)	2,000,000	1,293,869
3.000%, 02/15/2048 (Callable 05/15/2024)	9,250,000	9,082,684
3.500%, 02/15/2048 (Callable 05/15/2024)	3,820,000	3,753,301
3.400%, 11/01/2062 (Callable 05/01/2025)(Mandatory Tender Date 12/22/2026)(Insured by FHA) (1)	6,000,000	5,717,195
New York City Industrial Development Agency:
5.000%, 03/01/2029 (Insured by AGM)	250,000	262,813
5.000%, 03/01/2030 (Insured by AGM)	250,000	264,656
New York City Transitional Finance Authority:
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	665,862
5.000%, 11/01/2035 (Callable 05/01/2029)	715,000	751,819
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,326,551
4.000%, 11/01/2038 (Callable 05/01/2031)	1,055,000	997,950
4.000%, 05/01/2039 (Callable 11/01/2030)	1,000,000	935,970
New York State Dormitory Authority:
5.000%, 02/15/2031 (Callable 08/15/2027)	730,000	760,451
5.000%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,349,729
5.000%, 03/15/2041 (Callable 03/15/2029)	2,965,000	3,025,463
5.000%, 02/15/2048 (Callable 02/15/2030)	1,925,000	1,956,054
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 10/20/2023)(Insured by SONYMA)	5,000,000	4,800,657
1.600%, 11/01/2024 (Callable 10/20/2023)	9,550,000	9,229,539
0.650%, 11/01/2056 (Callable 10/20/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)	2,500,000	2,280,807
1.000%, 11/01/2061 (Callable 10/20/2023)(Mandatory Tender Date 11/01/2026)(Insured by SONYMA) (1)	1,825,000	1,633,894
3.600%, 11/01/2062 (Callable 06/01/2025)(Mandatory Tender Date 05/01/2027)(Insured by SONYMA) (1)	2,000,000	1,938,698
New York Transportation Development Corp.,
5.000%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,312,056
Onondaga Civic Development Corp.:
3.375%, 10/01/2026 (Callable 10/01/2025)	50,000	46,360
5.000%, 10/01/2040 (Callable 10/01/2025)	95,000	80,556
Port Authority of New York & New Jersey,
3.000%, 10/01/2028	5,000,000	4,590,311
St. Lawrence County Industrial Development Agency,
5.000%, 07/01/2034 (Callable 07/01/2026)	345,000	353,411
Town of Byron NY,
4.500%, 04/03/2024 (Callable 10/30/2023)	2,224,000	2,219,626
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)	6,110,000	5,791,049
Total New York (Cost $100,751,961)		97,524,555	3.6%

North Carolina
Charlotte-Mecklenburg Hospital Authority,
5.000%, 01/15/2050 (Mandatory Tender Date 12/01/2028) (1)	1,930,000	2,031,427
City of Monroe NC,
5.000%, 03/01/2043 (Callable 03/01/2027)	305,000	306,693
County of Wake NC,
5.000%, 04/01/2040 (Callable 04/01/2033)	575,000	612,455
Inlivian:
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)	5,000,000	4,949,228
5.000%, 06/01/2043 (Callable 12/01/2025)(Mandatory Tender Date 06/01/2026)(Insured by HUD) (1)	9,000,000	9,067,742
North Carolina Housing Finance Agency:
4.200%, 07/01/2040 (Callable 07/01/2032)	2,000,000	1,863,666
4.000%, 07/01/2047 (Callable 01/01/2027)	300,000	295,067
3.750%, 07/01/2052 (Callable 01/01/2031)(Insured by GNMA)	3,470,000	3,334,643
5.750%, 01/01/2054 (Callable 07/01/2032)	2,000,000	2,079,277
North Carolina Medical Care Commission,
5.000%, 01/01/2038 (Callable 01/01/2026)	1,090,000	1,038,635
North Carolina Turnpike Authority:
5.000%, 01/01/2028	250,000	257,721
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)	1,105,000	1,000,457
Raleigh Housing Authority,
5.000%, 10/01/2026 (Mandatory Tender Date 10/01/2025) (1)	3,500,000	3,506,393
University of North Carolina at Chapel Hill,
4.207%, 12/01/2041 (SOFR + 0.650%)(Callable 12/01/2024)(Mandatory Tender Date 06/01/2025) (2)	5,000,000	4,974,224
Total North Carolina (Cost $36,452,788)		35,317,628	1.3%

North Dakota
City of Horace ND:
3.250%, 08/01/2024 (Callable 10/30/2023)	2,475,000	2,429,033
4.000%, 01/01/2025 (Callable 01/01/2024)	2,500,000	2,473,040
3.000%, 05/01/2029 (Callable 05/01/2027)	430,000	375,091
3.000%, 05/01/2030 (Callable 05/01/2027)	425,000	363,353
3.000%, 05/01/2031 (Callable 05/01/2027)	380,000	317,474
5.000%, 05/01/2033 (Callable 05/01/2031)	630,000	634,223
5.250%, 05/01/2035 (Callable 05/01/2032) (6)	3,300,000	3,277,434
3.000%, 05/01/2037 (Callable 05/01/2026)	2,495,000	1,806,098
5.000%, 05/01/2038 (Callable 05/01/2031)	2,645,000	2,520,477
5.000%, 05/01/2048 (Callable 05/01/2031)	250,000	220,904
6.000%, 05/01/2049 (Callable 05/01/2032) (6)	3,000,000	3,008,257
City of Mayville ND,
3.750%, 08/01/2025 (Callable 10/30/2023)	3,500,000	3,331,369
City of Williston ND,
5.000%, 05/01/2028 (Callable 10/30/2023)	480,000	478,477
Nesson Public School District No. 2,
4.000%, 08/01/2031 (Callable 08/01/2027)(Insured by SD CRED PROG)	525,000	525,457
North Dakota Housing Finance Agency:
3.000%, 07/01/2034 (Callable 07/01/2028)	90,000	77,727
3.500%, 07/01/2046 (Callable 01/01/2026)	165,000	160,943
4.000%, 01/01/2050 (Callable 07/01/2028)	670,000	650,403
5.750%, 01/01/2054 (Callable 07/01/2032)	3,840,000	3,992,850
State Board of Higher Education of the State of North Dakota:
5.000%, 04/01/2028 (Insured by AGM)	100,000	104,611
4.000%, 04/01/2037 (Callable 04/01/2029)(Insured by AGM)	400,000	370,638
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 10/16/2023)	1,700,000	1,664,426
Total North Dakota (Cost $30,607,637)		28,782,285	1.1%

Ohio
Akron Bath Copley Joint Township Hospital District:
5.000%, 11/15/2026	600,000	618,132
5.000%, 11/15/2032 (Callable 11/15/2030)	1,545,000	1,588,580
4.000%, 11/15/2033 (Callable 11/15/2030)	400,000	367,715
American Municipal Power, Inc.,
4.625%, 04/12/2024 (Insured by ST AID)	800,000	801,155
City of Akron OH:
4.000%, 12/01/2031 (Callable 12/01/2029)	1,665,000	1,663,050
4.000%, 12/01/2032 (Callable 12/01/2029)	5,000	4,971
City of Gahanna OH,
5.000%, 11/02/2023	3,400,000	3,400,755
City of Middleburg Heights OH,
5.000%, 08/01/2033 (Callable 08/01/2031)	645,000	665,182
City of Troy OH,
3.000%, 12/01/2041 (Callable 06/01/2025)	355,000	270,289
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2034 (Callable 07/01/2031)	400,000	426,597
5.000%, 07/01/2036 (Callable 07/01/2031)	600,000	632,238
4.000%, 07/01/2038 (Callable 07/01/2031)	500,000	450,553
5.000%, 08/01/2039 (Callable 08/01/2024)	2,260,000	2,202,178
Columbus Metropolitan Housing Authority,
1.000%, 11/01/2024 (Callable 10/16/2023)	600,000	579,777
Columbus-Franklin County Finance Authority:
2.000%, 11/15/2031	740,000	599,542
3.820%, 11/15/2036 (Callable 10/30/2023)	405,000	379,194
4.000%, 11/15/2038 (Callable 10/30/2023)	320,000	295,207
Copley-Fairlawn City School District:
5.000%, 12/01/2036 (Callable 06/01/2028)	375,000	389,800
5.000%, 12/01/2037 (Callable 06/01/2028)	300,000	310,163
5.000%, 12/01/2038 (Callable 06/01/2028)	250,000	257,940
5.000%, 12/01/2039 (Callable 06/01/2028)	430,000	442,566
5.000%, 12/01/2040 (Callable 06/01/2028)	275,000	281,857
County of Lake OH,
4.000%, 12/28/2023 (Insured by ST AID)	1,850,000	1,848,607
County of Lorain OH:
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	480,561
3.000%, 12/01/2036 (Callable 12/01/2025)	400,000	329,308
County of Medina OH:
3.000%, 12/01/2033 (Callable 06/01/2026)	590,000	521,206
3.000%, 12/01/2037 (Callable 06/01/2026)	545,000	439,942
County of Montgomery OH:
4.000%, 08/01/2037 (Callable 02/01/2031)	400,000	368,260
5.000%, 08/01/2039 (Callable 02/01/2031)	825,000	834,611
County of Van Wert OH,
6.125%, 12/01/2049 (Pre-refunded to 12/01/2029)	3,000,000	3,311,909
Cuyahoga Metropolitan Housing Authority:
4.000%, 06/01/2026 (Mandatory Tender Date 06/01/2025)(Insured by FHA) (1)	3,012,000	2,963,570
4.750%, 12/01/2027 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)	2,280,000	2,277,803
Euclid City School District,
4.000%, 12/01/2037 (Callable 06/01/2027)(Insured by BAM)	160,000	149,402
Franklin County Convention Facilities Authority,
5.000%, 12/01/2032 (Callable 12/01/2029)	500,000	529,196
Hamilton County Convention Facilities Authority,
5.000%, 12/01/2026 (Callable 12/01/2023)	2,570,000	2,570,202
Hopewell-Loudon Local School District,
4.000%, 11/01/2036 (Callable 11/01/2026)(Insured by AGM)	1,055,000	996,944
Licking Heights Local School District,
6.400%, 12/01/2028 (Insured by NATL)	815,000	863,373
Ohio Air Quality Development Authority:
3.250%, 09/01/2029	1,000,000	919,409
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)	5,000,000	4,887,983
4.000%, 01/01/2034 (Mandatory Tender Date 06/01/2027) (1)	2,000,000	1,942,752
2.400%, 12/01/2038 (Callable 10/01/2024)(Mandatory Tender Date 10/01/2029) (1)	2,465,000	2,057,489
Ohio Higher Educational Facility Commission:
5.000%, 03/01/2025	585,000	581,235
5.000%, 05/01/2026	200,000	204,359
5.000%, 05/01/2027 (Callable 05/01/2026)	610,000	622,094
5.000%, 05/01/2028 (Callable 05/01/2026)	475,000	484,280
Ohio Housing Finance Agency:
5.000%, 05/01/2025 (Mandatory Tender Date 05/01/2024)(Insured by HUD) (1)	2,340,000	2,342,280
3.350%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	2,240,000	2,203,177
4.000%, 11/01/2025 (Mandatory Tender Date 11/01/2024) (1)	4,300,000	4,250,421
5.000%, 08/01/2026 (Mandatory Tender Date 08/01/2025)(Insured by FHA) (1)	3,159,000	3,176,568
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)	1,665,000	1,677,277
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)	585,000	547,854
2.900%, 09/01/2045 (Callable 03/01/2029)(Insured by GNMA)	6,510,000	5,372,695
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	110,000	108,186
3.250%, 09/01/2052 (Callable 09/01/2031)(Insured by GNMA)	1,900,000	1,796,007
Ohio Turnpike & Infrastructure Commission:
5.700%, 02/15/2034 (Callable 02/15/2031) (5)	2,350,000	2,665,808
5.800%, 02/15/2036 (Callable 02/15/2031) (5)	410,000	463,015
Port of Greater Cincinnati Development Authority,
5.000%, 05/01/2025 (Callable 11/01/2023) (3)	13,000,000	12,803,738
State of Ohio:
5.000%, 11/15/2035 (Callable 11/15/2030)	605,000	601,322
5.000%, 12/31/2035 (Callable 06/30/2025)(Insured by AGM)	7,865,000	7,882,682
4.000%, 11/15/2036 (Callable 11/15/2030)	635,000	560,021
Township of Miami OH,
3.000%, 12/01/2033 (Callable 12/01/2029)	80,000	70,593
Triway Local School District,
4.000%, 12/01/2038 (Callable 12/01/2028)(Insured by BAM)	1,580,000	1,451,714
Village of Bluffton OH:
5.000%, 12/01/2026	1,890,000	1,915,048
5.000%, 12/01/2027	1,340,000	1,365,540
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)	1,070,000	751,960
Total Ohio (Cost $103,805,749)		98,817,842	3.7%

Oklahoma
Canadian County Educational Facilities Authority,
5.250%, 09/01/2034 (Callable 09/01/2033)	6,095,000	6,527,425
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	60,000	56,767
Cleveland County Educational Facilities Authority,
5.000%, 06/01/2033	390,000	411,922
Garfield County Educational Facilities Authority,
5.000%, 09/01/2029 (Callable 09/01/2026)	2,620,000	2,674,579
Muskogee Industrial Trust,
4.000%, 09/01/2033 (Callable 09/01/2029)	5,415,000	4,846,059
Norman Regional Hospital Authority,
5.000%, 09/01/2031 (Callable 09/01/2026)	1,700,000	1,626,429
Oklahoma Development Finance Authority,
2.600%, 03/01/2024	145,000	143,863
Oklahoma Housing Finance Agency:
3.000%, 09/01/2039 (Callable 03/01/2028)(Insured by GNMA)	130,000	113,148
5.000%, 03/01/2052 (Callable 03/01/2031)(Insured by GNMA)	2,925,000	2,934,897
Oklahoma Turnpike Authority,
5.000%, 01/01/2037 (Callable 01/01/2026)	400,000	405,812
Tulsa County Independent School District No. 3,
4.500%, 03/01/2025	2,800,000	2,816,774
University of Oklahoma,
5.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,522,491
Total Oklahoma (Cost $25,250,957)		24,080,166	0.9%

Oregon
Clackamas Community College District,
5.000%, 06/15/2040 (Callable 06/15/2027) (5)	475,000	485,083
County of Crook OR:
0.000%, 06/01/2032 (5)	1,045,000	941,533
0.000%, 06/01/2034 (Callable 06/01/2032) (5)	1,345,000	1,204,593
0.000%, 06/01/2035 (Callable 06/01/2032) (5)	1,510,000	1,344,337
Multnomah & Clackamas Counties School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)	110,000	78,331
Multnomah County School District No. 40,
0.000%, 06/15/2035 (Callable 06/15/2033)(Insured by SCH BD GTY)	1,000,000	581,886
Oregon State Business Development Commission,
3.800%, 12/01/2040 (Callable 02/01/2028)(Mandatory Tender Date 06/15/2028) (1)	1,000,000	979,276
Oregon State Facilities Authority:
5.000%, 10/01/2027	125,000	126,485
4.125%, 06/01/2052 (Callable 06/01/2032)	600,000	504,950
Salem Hospital Facility Authority:
5.000%, 05/15/2024	120,000	119,864
5.000%, 05/15/2025	130,000	129,634
5.000%, 05/15/2026	135,000	134,087
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	509,461
State of Oregon Housing & Community Services Department:
2.900%, 07/01/2043 (Callable 07/01/2027)	3,000,000	2,681,433
4.000%, 07/01/2051 (Callable 01/01/2031)	5,655,000	5,479,063
Umatilla County School District No. 6R,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY) (5)	540,000	561,157
Yamhill County Hospital Authority,
2.125%, 11/15/2027 (Callable 10/20/2023)	1,500,000	1,398,455
Total Oregon (Cost $18,071,527)		17,259,628	0.6%

Pennsylvania
Allegheny County Higher Education Building Authority:
5.000%, 09/01/2024	260,000	259,380
5.000%, 09/01/2025	450,000	447,402
5.000%, 09/01/2026	400,000	390,552
5.000%, 09/01/2027	500,000	485,977
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	247,216
Chester County Industrial Development Authority,
5.000%, 08/01/2045 (Callable 10/30/2023)	750,000	665,145
City of Erie Higher Education Building Authority:
5.000%, 05/01/2031	175,000	173,814
4.000%, 05/01/2036 (Callable 05/01/2031)	500,000	433,305
City of Oil City PA:
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by AGM)	100,000	100,124
4.000%, 12/01/2035 (Callable 12/01/2029)(Insured by AGM)	275,000	270,958
4.000%, 12/01/2036 (Callable 12/01/2029)(Insured by AGM)	850,000	826,827
City of Philadelphia PA,
5.000%, 07/01/2025	3,000,000	3,025,616
Coatesville School District,
5.000%, 11/15/2031 (Callable 11/15/2030)(Insured by BAM) (6)	4,395,000	4,634,999
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,670,000	1,513,854
County of Montgomery PA,
5.000%, 07/01/2038 (Callable 07/01/2029)	1,845,000	1,945,888
Dallas Area Municipal Authority,
5.000%, 05/01/2029 (Callable 05/01/2024)	2,855,000	2,819,406
Dauphin County General Authority,
5.000%, 06/01/2029 (Callable 06/01/2026)	690,000	701,621
Delaware County Authority:
5.000%, 10/01/2023	240,000	240,000
5.000%, 10/01/2035 (Callable 04/01/2027)	485,000	501,474
Delaware Valley Regional Finance Authority,
4.517%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	1,000,000	994,063
East Hempfield Township Industrial Development Authority,
5.000%, 12/01/2025	225,000	227,120
Erie Parking Authority,
4.000%, 09/01/2038 (Callable 09/01/2030)(Insured by BAM)	250,000	231,263
Hamburg Area School District:
3.000%, 04/01/2034 (Callable 10/01/2026)(Insured by ST AID)	1,000,000	873,693
3.000%, 04/01/2036 (Callable 10/01/2026)(Insured by ST AID)	1,400,000	1,174,713
Indiana County Industrial Development Authority:
5.000%, 05/01/2030 (Insured by BAM)	1,040,000	1,073,727
5.000%, 05/01/2032 (Callable 11/01/2031)(Insured by BAM)	920,000	945,439
Lancaster County Convention Center Authority:
4.000%, 05/01/2038 (Callable 05/01/2032)(County Guaranteed)	1,645,000	1,570,094
4.375%, 05/01/2042 (Callable 05/01/2032)(County Guaranteed)	1,000,000	958,275
Lancaster County Hospital Authority:
5.000%, 11/01/2037 (Callable 11/01/2029)	600,000	613,065
5.000%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,127,719
Lancaster Higher Education Authority:
4.000%, 10/01/2030 (Callable 10/01/2028)(Insured by BAM)	1,225,000	1,210,489
4.000%, 10/01/2031 (Callable 10/01/2028)(Insured by BAM)	1,000,000	983,905
Latrobe Industrial Development Authority:
5.000%, 03/01/2031	175,000	171,097
5.000%, 03/01/2032 (Callable 03/01/2031)	265,000	258,249
5.000%, 03/01/2033 (Callable 03/01/2031)	290,000	282,517
5.000%, 03/01/2034 (Callable 03/01/2031)	300,000	291,526
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	525,000	522,235
Montgomery County Higher Education & Health Authority,
5.000%, 09/01/2037 (Callable 09/01/2028)	1,000,000	1,011,898
Montgomery County Industrial Development Authority:
2.850%, 11/15/2029 (Optional Put Date 10/02/2023)(Insured by AGC) (1)	1,000,000	1,000,000
4.100%, 04/01/2053 (Mandatory Tender Date 04/03/2028) (1)	5,000,000	4,981,718
Old Forge School District,
4.000%, 05/01/2045 (Callable 05/01/2027)(Insured by BAM)	530,000	462,682
Panther Valley School District:
4.000%, 10/15/2031 (Callable 10/15/2028)(Insured by BAM)	730,000	724,982
4.000%, 10/15/2032 (Callable 10/15/2028)(Insured by BAM)	350,000	346,289
4.000%, 10/15/2033 (Callable 10/15/2028)(Insured by BAM)	185,000	182,351
Pennsylvania Economic Development Financing Authority:
5.000%, 06/30/2030	1,245,000	1,298,186
5.000%, 12/31/2030	1,000,000	1,045,546
0.000%, 01/01/2034 (County Guaranteed)	3,410,000	2,090,949
0.000%, 01/01/2034 (Insured by AGM)	1,680,000	1,050,972
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	964,139
5.500%, 06/30/2038 (Callable 12/31/2032)	2,000,000	2,101,765
0.000%, 01/01/2039 (Insured by AGM)	3,640,000	1,652,192
5.000%, 12/31/2057 (Callable 12/31/2032)(Insured by AGM)	3,000,000	2,889,656
Pennsylvania Higher Educational Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)	300,000	285,701
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	110,000	108,618
4.000%, 10/01/2049 (Callable 10/01/2028)	900,000	888,726
4.250%, 10/01/2052 (Callable 04/01/2032)	5,155,000	5,039,657
Pennsylvania Turnpike Commission:
0.000%, 12/01/2037 (Callable 12/01/2035) (5)	270,000	227,785
4.750%, 12/01/2037 (Callable 12/01/2026) (5)	600,000	605,377
5.000%, 12/01/2038 (Callable 12/01/2028) (5)	2,480,000	2,508,613
6.375%, 12/01/2038 (Callable 12/01/2027) (5)	4,280,000	4,607,612
4.000%, 12/01/2039 (Callable 12/01/2031)	1,975,000	1,844,774
0.000%, 12/01/2040 (Callable 06/01/2029) (5)	745,000	726,746
4.000%, 12/01/2040 (Callable 12/01/2031)	2,555,000	2,360,252
Ridley School District:
4.000%, 09/15/2031 (Callable 03/15/2025)(Insured by ST AID)	830,000	805,196
4.000%, 11/15/2036 (Callable 11/15/2029)(Insured by AGM)	1,000,000	968,488
4.000%, 11/15/2037 (Callable 11/15/2029)(Insured by AGM)	325,000	304,840
School District of Philadelphia:
5.000%, 09/01/2024 (Insured by ST AID)	600,000	604,511
5.000%, 09/01/2032 (Callable 09/01/2025)(Insured by ST AID)	575,000	580,245
4.000%, 09/01/2037 (Callable 09/01/2029)(Insured by ST AID)	1,000,000	895,761
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)	500,000	516,965
5.000%, 02/01/2031 (Insured by AGM)	3,175,000	3,421,221
5.000%, 02/01/2034 (Callable 02/01/2032)(Insured by AGM)	4,000,000	4,282,399
State Public School Building Authority:
0.000%, 05/15/2027 (Insured by NATL)	160,000	136,134
0.000%, 05/15/2030 (Insured by NATL)	1,780,000	1,326,353
Swarthmore Borough Authority,
5.000%, 09/15/2039 (Callable 09/15/2028)	3,680,000	3,795,748
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST AID)	250,000	253,571
Westmoreland County Industrial Development Authority:
5.000%, 07/01/2029	725,000	731,009
5.000%, 07/01/2030	550,000	551,950
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)	1,780,000	1,761,115
Total Pennsylvania (Cost $102,939,211)		97,135,439	3.6%

Puerto Rico
Commonwealth of Puerto Rico,
0.000%, 07/01/2024	2,110,169	2,038,438
Puerto Rico Highway & Transportation Authority,
5.000%, 07/01/2062 (Callable 07/01/2032)	3,000,000	2,865,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities:
5.000%, 07/01/2028	125,000	128,075
5.000%, 07/01/2034 (Callable 07/01/2031)	200,000	206,236
5.000%, 07/01/2035 (Callable 07/01/2031)	200,000	205,202
Total Puerto Rico (Cost $5,487,884)		5,442,951	0.2%

Rhode Island
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)	950,000	984,685
Rhode Island Health and Educational Building Corp.,
4.000%, 09/15/2031 (Callable 09/15/2026)	125,000	122,850
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2051 (Callable 04/01/2030)	2,630,000	2,477,240
Rhode Island Student Loan Authority:
5.000%, 12/01/2027	1,000,000	1,025,546
5.000%, 12/01/2028	1,000,000	1,028,496
Total Rhode Island (Cost $5,931,485)		5,638,817	0.2%

South Carolina
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	250,909
Lexington County Health Services District, Inc.,
5.000%, 11/01/2036 (Callable 05/01/2026)	1,000,000	1,003,967
Patriots Energy Group Financing Agency:
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)	2,015,000	2,009,043
5.250%, 10/01/2054 (Callable 05/01/2031)(Mandatory Tender Date 08/01/2031) (1)	2,000,000	2,013,049
Scago Educational Facilities Corp. for Cherokee School District No. 1,
5.000%, 12/01/2028 (Callable 06/01/2025)	1,230,000	1,240,921
Scago Educational Facilities Corp. for Pickens School District,
5.000%, 12/01/2029 (Callable 06/01/2025)	675,000	681,547
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	500,731
South Carolina Jobs-Economic Development Authority:
5.250%, 11/15/2028 (Callable 05/15/2025)	3,350,000	3,293,864
5.000%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,100,579
5.750%, 11/15/2029 (Callable 05/15/2025)	2,200,000	2,051,395
4.000%, 08/15/2030 (Callable 08/15/2026)	270,000	252,369
5.250%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,536,107
5.250%, 07/01/2037 (Callable 07/01/2026)	100,000	100,225
7.500%, 11/15/2053 (Callable 11/15/2030)	2,600,000	2,486,509
7.750%, 11/15/2058 (Callable 11/15/2030)	2,500,000	2,389,919
South Carolina State Housing Finance & Development Authority:
2.000%, 09/01/2024 (Mandatory Tender Date 03/01/2024) (1)	2,219,000	2,196,621
3.800%, 01/01/2049 (Callable 07/01/2027)	140,000	126,778
4.000%, 07/01/2050 (Callable 07/01/2029)	2,230,000	2,170,327
3.000%, 01/01/2052 (Callable 07/01/2030)	8,185,000	7,700,983
Spartanburg Regional Health Services District:
4.000%, 04/15/2036 (Callable 04/15/2030)(Insured by AGM)	445,000	422,172
4.000%, 04/15/2037 (Callable 04/15/2030)(Insured by AGM)	500,000	461,162
4.000%, 04/15/2038 (Callable 04/15/2030)(Insured by AGM)	500,000	460,289
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	200,146
Williamsburg County Public Facilities Corp.,
4.000%, 06/01/2032 (Callable 06/01/2030)(Insured by BAM)	490,000	474,812
Total South Carolina (Cost $37,687,923)		36,124,424	1.3%

South Dakota
City of Brandon SD,
5.000%, 08/01/2037 (Callable 08/01/2030)(Insured by AGM)	1,880,000	1,911,872
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	3,260,000	2,942,486
County of Minnehaha SD,
5.000%, 12/01/2041 (Callable 12/01/2032)	1,000,000	1,043,650
South Dakota Health & Educational Facilities Authority:
3.000%, 09/01/2029 (Callable 09/01/2028)	380,000	342,901
3.000%, 09/01/2030 (Callable 09/01/2028)	175,000	155,068
4.000%, 11/01/2034 (Callable 11/01/2024)	4,390,000	4,128,540
4.000%, 11/01/2040 (Callable 11/01/2025)	325,000	289,786
3.000%, 09/01/2041 (Callable 09/01/2028)	250,000	170,857
South Dakota Housing Development Authority:
4.000%, 05/01/2049 (Callable 05/01/2028)	1,410,000	1,381,519
5.000%, 05/01/2053 (Callable 11/01/2031)	2,965,000	2,973,889
South Dakota State Building Authority,
5.000%, 06/01/2036 (Callable 06/01/2028)	100,000	104,773
Total South Dakota (Cost $16,816,559)		15,445,341	0.6%

Tennessee
City of Clarksville TN,
4.125%, 09/01/2039 (Callable 09/01/2032)	1,000,000	955,586
City of Jackson TN:
5.000%, 04/01/2029 (Pre-refunded to 04/01/2025)	30,000	30,457
5.000%, 04/01/2029 (Callable 04/01/2025)	1,125,000	1,130,872
5.000%, 04/01/2036 (Pre-refunded to 04/01/2025)	60,000	60,914
5.000%, 04/01/2036 (Callable 04/01/2025)	3,205,000	3,193,285
City of Memphis TN:
4.000%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,282,946
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	473,703
4.000%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,282,083
Cleveland Housing Authority,
4.000%, 08/01/2026 (Mandatory Tender Date 08/01/2025) (1)(3)	3,380,000	3,317,763
County of Putnam TN,
2.000%, 04/01/2035 (Callable 04/01/2030)	3,875,000	2,901,221
Knox County Health Educational & Housing Facility Board:
5.000%, 01/01/2025 (Callable 10/30/2023)	1,190,000	1,190,524
5.000%, 01/01/2026 (Callable 10/30/2023)	145,000	146,270
0.650%, 12/01/2026 (Mandatory Tender Date 12/01/2024) (1)	1,200,000	1,123,622
3.950%, 12/01/2027 (Mandatory Tender Date 12/01/2025)(Insured by HUD) (1)	2,175,000	2,118,693
Memphis-Shelby County Industrial Development Board,
4.000%, 04/01/2038 (Callable 04/01/2031)(Insured by AGM)	535,000	504,985
Nashville & Davidson County Metropolitan Government:
3.000%, 10/01/2024	140,000	136,700
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025) (1)	2,492,000	2,510,374
3.000%, 01/01/2034 (Callable 01/01/2031)	2,000,000	1,786,589
5.000%, 07/01/2036 (Callable 01/01/2034)(Insured by AGM)	1,695,000	1,814,921
5.000%, 07/01/2036 (Callable 01/01/2034)	500,000	536,238
5.000%, 05/01/2037 (Callable 05/01/2033)	720,000	749,927
5.000%, 07/01/2037 (Callable 01/01/2034)(Insured by AGM)	1,000,000	1,058,923
5.000%, 05/01/2039 (Callable 05/01/2033)	500,000	513,088
5.000%, 05/01/2040 (Callable 05/01/2033)	725,000	739,782
5.250%, 05/01/2053 (Callable 05/01/2033)	2,000,000	2,029,608
Tennergy Corp.:
5.500%, 12/01/2030	3,470,000	3,521,504
5.500%, 10/01/2053 (Callable 09/01/2030)(Mandatory Tender Date 12/01/2030) (1)	11,550,000	11,730,831
Tennessee Energy Acquisition Corp.,
5.000%, 02/01/2027	195,000	192,274
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 10/20/2023)	1,105,000	1,050,776
3.100%, 07/01/2036 (Callable 01/01/2026)	245,000	235,905
3.550%, 07/01/2039 (Callable 07/01/2024)	180,000	173,641
4.000%, 01/01/2042 (Callable 07/01/2026)	90,000	88,326
3.600%, 07/01/2042 (Callable 01/01/2027)	205,000	194,943
4.000%, 07/01/2043 (Callable 10/20/2023)	100,000	98,767
4.450%, 07/01/2043 (Callable 07/01/2032)	2,300,000	2,129,973
3.500%, 07/01/2045 (Callable 01/01/2025)	2,290,000	2,242,448
4.000%, 07/01/2045 (Callable 01/01/2025)	35,000	34,664
3.500%, 01/01/2047 (Callable 01/01/2026)	25,000	24,450
4.500%, 07/01/2049 (Callable 01/01/2028)	495,000	488,951
3.750%, 01/01/2050 (Callable 01/01/2029)	460,000	444,395
4.250%, 01/01/2050 (Callable 07/01/2028)	535,000	526,479
5.000%, 01/01/2053 (Callable 07/01/2031)	3,000,000	3,008,471
Total Tennessee (Cost $59,981,042)		57,775,872	2.1%

Texas
Alamo Community College District:
5.000%, 08/15/2038 (Callable 08/15/2027)	1,040,000	1,067,325
4.500%, 08/15/2042 (Callable 08/15/2031)	750,000	741,975
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	247,660
5.000%, 08/15/2028 (PSF Guaranteed)	980,000	1,028,159
4.000%, 08/15/2029 (PSF Guaranteed)	325,000	323,095
5.000%, 08/15/2029 (PSF Guaranteed)	560,000	591,616
4.000%, 08/15/2030 (PSF Guaranteed)	415,000	410,647
5.000%, 08/15/2030 (PSF Guaranteed)	605,000	644,102
4.000%, 08/15/2031 (Callable 08/15/2029)(PSF Guaranteed)	510,000	496,349
5.000%, 08/15/2031 (PSF Guaranteed)	585,000	624,980
5.000%, 08/15/2032 (PSF Guaranteed)	660,000	707,787
4.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)	355,000	341,903
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)	1,370,000	1,259,651
4.000%, 08/15/2037 (Callable 08/15/2031)(PSF Guaranteed)	765,000	687,698
4.000%, 02/15/2040 (Callable 02/15/2025)(PSF Guaranteed)	805,000	709,615
4.125%, 08/15/2042 (Callable 08/15/2031)(PSF Guaranteed)	2,920,000	2,575,430
Arlington Housing Finance Corp.:
4.500%, 04/01/2041 (Callable 04/01/2026)(Mandatory Tender Date 04/01/2027) (1)	5,215,000	5,189,647
3.500%, 11/01/2043 (Callable 05/01/2025)(Mandatory Tender Date 11/01/2025) (1)	5,000,000	4,919,169
Austin-Bergstrom Landhost Enterprises, Inc.:
5.000%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,253,149
5.000%, 10/01/2036 (Callable 10/01/2027)	885,000	879,186
Barker Cypress Municipal Utility District,
4.000%, 04/01/2028 (Callable 10/30/2023)(Insured by BAM)	1,125,000	1,105,834
Baytown Municipal Development District:
2.500%, 10/01/2031	500,000	408,596
3.500%, 10/01/2031 (3)	1,020,000	864,041
Bexar County Housing Finance Corp.,
4.050%, 03/01/2028 (Callable 09/01/2025)(Mandatory Tender Date 03/01/2026) (1)	1,000,000	979,032
Brazoria County Municipal Utility District No. 61,
4.000%, 09/01/2036 (Callable 09/01/2028)(Insured by BAM)	685,000	621,553
Cedar Port Navigation & Improvement District:
5.000%, 09/01/2025	1,700,000	1,717,533
5.000%, 09/01/2026	1,700,000	1,726,924
Central Texas Regional Mobility Authority,
4.000%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,122,004
Central Texas Turnpike System:
0.000%, 08/15/2026 (Insured by BHAC)	5,000,000	4,464,931
0.000%, 08/15/2036 (Callable 08/15/2024)	1,000,000	501,155
Chisum Independent School District,
4.000%, 08/15/2048 (Callable 08/15/2032)(PSF Guaranteed)	1,450,000	1,266,277
City of Austin TX,
5.000%, 11/15/2025	1,000,000	1,008,954
City of Bryan TX,
4.000%, 07/01/2040 (Callable 07/01/2027)	250,000	211,946
City of Conroe TX,
5.000%, 11/15/2036 (Callable 11/15/2028)	500,000	520,430
City of Dallas Housing Finance Corp.:
5.000%, 07/01/2026 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)	2,750,000	2,778,164
3.500%, 02/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 02/01/2026) (1)	1,000,000	971,996
City of Decatur TX,
5.000%, 03/01/2024 (Insured by BAM)	300,000	301,032
City of Houston TX,
5.500%, 12/01/2029 (ETM)(Insured by NATL)	500,000	537,081
City of Hutto TX,
4.250%, 08/01/2047 (Callable 08/01/2032)	1,205,000	1,061,018
City of Magnolia TX,
5.700%, 09/01/2046 (3)	955,000	874,936
City of Mesquite TX:
5.000%, 03/01/2039 (Callable 03/01/2032)	500,000	521,725
5.000%, 03/01/2040 (Callable 03/01/2032)	500,000	519,248
5.000%, 03/01/2041 (Callable 03/01/2032)	500,000	516,847
5.000%, 03/01/2042 (Callable 03/01/2032)	500,000	514,767
City of San Antonio TX,
2.000%, 02/01/2049 (Mandatory Tender Date 12/01/2027) (1)	7,500,000	6,721,137
City of Temple TX:
4.000%, 08/01/2035 (Callable 08/01/2030)(Insured by BAM)	650,000	636,635
4.000%, 08/01/2037 (Callable 08/01/2030)(Insured by BAM)	200,000	186,860
4.000%, 08/01/2038 (Callable 08/01/2030)(Insured by BAM)	165,000	149,031
4.000%, 08/01/2039 (Callable 08/01/2030)(Insured by BAM)	435,000	395,524
4.000%, 08/01/2041 (Callable 08/01/2030)(Insured by BAM)	200,000	176,974
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2025 (PSF Guaranteed)	360,000	365,604
6.000%, 03/01/2029 (Callable 03/01/2024) (5)	1,475,000	1,477,921
4.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	800,000	790,425
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	600,000	593,441
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	2,000,000	1,967,736
4.000%, 04/01/2034 (Callable 04/01/2030)(PSF Guaranteed)	325,000	318,594
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	1,000,000	1,019,919
4.000%, 04/01/2035 (Callable 04/01/2030)(PSF Guaranteed)	250,000	243,418
4.000%, 08/15/2035 (Callable 08/15/2029)(PSF Guaranteed)	1,380,000	1,327,935
Comal County Water Control & Improvement District No. 6:
4.000%, 03/01/2031 (Callable 03/01/2028)(Insured by BAM)	560,000	540,810
4.000%, 03/01/2032 (Callable 03/01/2028)(Insured by BAM)	690,000	658,796
4.000%, 03/01/2033 (Callable 03/01/2028)(Insured by BAM)	720,000	683,859
4.375%, 03/01/2033 (Callable 03/01/2028)(Insured by AGM)	425,000	420,612
4.000%, 03/01/2034 (Callable 03/01/2028)(Insured by BAM)	750,000	708,585
4.375%, 03/01/2034 (Callable 03/01/2028)(Insured by AGM)	445,000	439,478
4.375%, 03/01/2035 (Callable 03/01/2028)(Insured by AGM)	475,000	466,451
4.375%, 03/01/2036 (Callable 03/01/2028)(Insured by AGM)	500,000	487,485
4.375%, 03/01/2037 (Callable 03/01/2028)(Insured by AGM)	530,000	506,564
4.375%, 03/01/2038 (Callable 03/01/2028)(Insured by AGM)	560,000	526,351
4.375%, 03/01/2042 (Callable 03/01/2028)(Insured by AGM)	1,250,000	1,163,413
4.375%, 03/01/2045 (Callable 03/01/2028)(Insured by AGM)	2,330,000	2,120,541
Conroe Municipal Management District No. 1,
4.000%, 09/01/2032 (Callable 09/01/2028)(Insured by BAM)	410,000	387,179
County of Wise TX:
5.000%, 08/15/2029	880,000	911,135
5.000%, 08/15/2033 (Callable 08/15/2031)	930,000	959,227
Crane Independent School District:
5.000%, 02/15/2037 (Callable 02/15/2032)(PSF Guaranteed)	750,000	796,735
5.000%, 02/15/2039 (Callable 02/15/2032)(PSF Guaranteed)	800,000	838,150
Dallas Fort Worth International Airport:
5.000%, 11/01/2025	1,400,000	1,412,208
5.000%, 11/01/2026	1,250,000	1,269,764
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)	250,000	250,160
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)	200,000	200,684
Deaf Smith County Hospital District:
5.000%, 03/01/2034 (Callable 03/01/2027)	475,000	470,162
4.000%, 03/01/2040 (Callable 03/01/2027)	2,045,000	1,637,523
Dickinson Independent School District,
0.250%, 08/01/2037 (Mandatory Tender Date 08/01/2025)(PSF Guaranteed) (1)	5,000,000	4,940,105
El Paso Housing Finance Corp.,
4.500%, 03/01/2026 (Mandatory Tender Date 03/01/2025)(Insured by HUD) (1)	1,500,000	1,498,799
El Paso Independent School District,
5.000%, 02/01/2040 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	2,575,000	2,614,561
Eula Independent School District,
4.125%, 02/15/2048 (Callable 02/15/2032)(PSF Guaranteed)	3,000,000	2,703,138
Fort Bend County Municipal Utility District No. 134C,
3.250%, 03/01/2035 (Callable 03/01/2029)(Insured by BAM)	590,000	501,292
Fort Bend County Municipal Utility District No. 134E,
4.000%, 09/01/2038 (Callable 08/01/2029)(Insured by BAM)	1,225,000	1,118,253
Fort Bend County Municipal Utility District No. 141,
5.000%, 09/01/2033 (Callable 09/01/2028)(Insured by AGM) (6)	1,075,000	1,104,674
Fort Bend County Municipal Utility District No. 182:
4.000%, 09/01/2031 (Callable 09/01/2029)(Insured by BAM)	1,190,000	1,143,550
4.000%, 09/01/2032 (Callable 09/01/2029)(Insured by BAM)	1,260,000	1,208,429
4.000%, 09/01/2033 (Callable 09/01/2029)(Insured by BAM)	1,300,000	1,242,767
4.000%, 09/01/2034 (Callable 09/01/2029)(Insured by BAM)	1,380,000	1,314,063
4.000%, 09/01/2035 (Callable 09/01/2029)(Insured by BAM)	1,430,000	1,346,686
4.000%, 09/01/2036 (Callable 09/01/2029)(Insured by BAM)	1,515,000	1,403,707
Fort Bend County Municipal Utility District No. 184:
4.250%, 04/01/2038 (Callable 04/01/2027)(Insured by BAM)	630,000	566,473
4.500%, 04/01/2040 (Callable 04/01/2027)(Insured by BAM)	1,055,000	964,861
4.500%, 04/01/2042 (Callable 04/01/2027)(Insured by BAM)	1,130,000	1,017,651
Fort Bend County Municipal Utility District No. 215,
5.000%, 09/01/2033 (Callable 10/01/2030)(Insured by AGM) (6)	1,240,000	1,284,598
Fort Bend County Municipal Utility District No. 5,
5.750%, 09/01/2025 (Insured by AGM)	325,000	333,129
Fort Bend County Municipal Utility District No. 58:
3.000%, 04/01/2033 (Callable 04/01/2029)(Insured by BAM)	800,000	700,622
3.000%, 04/01/2034 (Callable 04/01/2029)(Insured by BAM)	450,000	391,152
3.000%, 04/01/2035 (Callable 04/01/2029)(Insured by BAM)	430,000	366,838
3.000%, 04/01/2037 (Callable 04/01/2029)(Insured by BAM)	825,000	665,955
Fulshear Municipal Utility District No. 3A:
6.500%, 09/01/2028 (Insured by AGM)	120,000	131,411
6.500%, 09/01/2029 (Insured by AGM)	455,000	503,411
6.500%, 09/01/2029 (Insured by AGM)	440,000	486,334
4.000%, 09/01/2032 (Callable 09/01/2029)(Insured by AGM)	445,000	420,635
4.000%, 09/01/2032 (Callable 09/01/2029)(Insured by AGM)	325,000	307,206
4.000%, 09/01/2035 (Callable 09/01/2029)(Insured by AGM)	665,000	617,568
4.000%, 09/01/2036 (Callable 09/01/2029)(Insured by AGM)	805,000	736,803
4.250%, 09/01/2039 (Callable 09/01/2029)(Insured by AGM)	720,000	650,845
4.250%, 09/01/2040 (Callable 09/01/2029)(Insured by AGM)	585,000	525,196
4.250%, 09/01/2040 (Callable 09/01/2029)(Insured by AGM)	700,000	628,439
4.375%, 09/01/2042 (Callable 09/01/2029)(Insured by AGM)	465,000	418,912
Grand Parkway Transportation Corp.:
5.300%, 10/01/2032 (Callable 10/01/2028) (5)	65,000	69,706
5.450%, 10/01/2034 (Callable 10/01/2028) (5)	40,000	42,988
5.500%, 10/01/2035 (Callable 10/01/2028) (5)	100,000	107,253
5.500%, 10/01/2036 (Callable 10/01/2028) (5)	450,000	479,695
5.800%, 10/01/2045 (Callable 10/01/2028) (5)	1,830,000	1,924,060
5.800%, 10/01/2046 (Callable 10/01/2028) (5)	1,290,000	1,354,413
5.850%, 10/01/2047 (Callable 10/01/2028) (5)	5,255,000	5,523,515
5.850%, 10/01/2048 (Callable 10/01/2028) (5)	1,155,000	1,212,906
5.000%, 10/01/2052 (Callable 01/01/2028)(Mandatory Tender Date 04/01/2028) (1)	5,000,000	5,201,704
Harris County Cultural Education Facilities Finance Corp.,
4.454%, 11/15/2046 (SOFR + 0.730%)(Callable 10/16/2023)(Mandatory Tender Date 07/01/2024) (2)	2,000,000	1,999,856
Harris County Municipal Utility District No. 1:
4.000%, 09/01/2035 (Callable 08/01/2028)(Insured by AGM)	985,000	917,613
4.000%, 09/01/2036 (Callable 08/01/2028)(Insured by AGM)	1,030,000	940,274
Harris County Municipal Utility District No. 157,
4.000%, 03/01/2029 (Callable 03/01/2025)(Insured by BAM)	285,000	283,234
Harris County Municipal Utility District No. 165:
4.000%, 03/01/2036 (Callable 08/01/2029)(Insured by BAM)	1,375,000	1,332,747
4.000%, 03/01/2037 (Callable 08/01/2029)(Insured by BAM)	535,000	505,380
Harris County Municipal Utility District No. 368,
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by NATL)	1,000,000	990,165
Harris County Municipal Utility District No. 423:
5.500%, 04/01/2025 (Insured by AGM)	425,000	433,167
5.500%, 04/01/2026 (Insured by AGM)	450,000	464,274
5.500%, 04/01/2027 (Insured by AGM)	450,000	469,841
5.500%, 04/01/2028 (Insured by AGM)	450,000	477,283
5.500%, 04/01/2029 (Insured by AGM)	475,000	510,581
5.500%, 04/01/2030 (Callable 04/01/2029)(Insured by AGM)	500,000	536,269
Harris County Municipal Utility District No. 558:
3.000%, 09/01/2032 (Callable 09/01/2029)(Insured by BAM)	360,000	318,013
3.125%, 09/01/2033 (Callable 09/01/2029)(Insured by BAM)	360,000	316,434
3.250%, 09/01/2034 (Callable 09/01/2029)(Insured by BAM)	360,000	316,038
3.375%, 09/01/2035 (Callable 09/01/2029)(Insured by BAM)	360,000	315,908
3.500%, 09/01/2036 (Callable 09/01/2029)(Insured by BAM)	360,000	313,192
3.500%, 09/01/2037 (Callable 09/01/2029)(Insured by BAM)	360,000	306,143
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 10/30/2023)(Insured by BAM)	250,000	250,026
Harris County Toll Road Authority,
5.000%, 08/15/2043 (Callable 02/15/2028)	500,000	507,270
Harris County-Houston Sports Authority:
0.000%, 11/15/2025 (Insured by NATL)	11,185,000	10,091,718
5.000%, 11/15/2053 (Callable 11/15/2024)	2,220,000	2,105,361
Harris-Waller Counties Municipal Utility District No. 3:
6.000%, 09/01/2024 (Insured by AGM)	290,000	294,174
6.000%, 09/01/2025 (Insured by AGM)	315,000	325,008
6.000%, 09/01/2026 (Insured by AGM)	335,000	351,695
6.000%, 09/01/2027 (Insured by AGM)	365,000	389,397
6.000%, 09/01/2028 (Insured by AGM)	390,000	422,848
Highway 380 Municipal Management District No. 1:
4.000%, 05/01/2035 (Callable 08/01/2029)(Insured by AGM)	1,310,000	1,219,804
4.000%, 05/01/2036 (Callable 08/01/2029)(Insured by AGM)	1,370,000	1,259,997
4.000%, 05/01/2037 (Callable 08/01/2029)(Insured by AGM)	1,430,000	1,293,244
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)	4,000,000	3,933,794
Houston Higher Education Finance Corp.,
3.375%, 10/01/2037 (Callable 10/30/2023)	770,000	604,879
Houston Housing Finance Corp.,
5.000%, 08/01/2041 (Mandatory Tender Date 08/01/2026) (1)	3,650,000	3,693,263
Hunt Memorial Hospital District:
5.000%, 02/15/2028	525,000	540,532
5.000%, 02/15/2030	1,015,000	1,056,157
Katy Development Authority:
3.000%, 06/01/2032 (Callable 06/01/2027)(Insured by BAM)	485,000	422,117
3.000%, 06/01/2033 (Callable 06/01/2027)(Insured by BAM)	420,000	358,375
3.000%, 06/01/2034 (Callable 06/01/2027)(Insured by BAM)	575,000	483,718
3.000%, 06/01/2035 (Callable 06/01/2027)(Insured by BAM)	500,000	410,181
3.000%, 06/01/2039 (Callable 06/01/2027)(Insured by BAM)	1,125,000	842,637
Kilgore Independent School District,
2.000%, 02/15/2052 (Mandatory Tender Date 08/15/2025)(PSF Guaranteed) (1)	4,400,000	4,217,022
Lakes Fresh Water Supply District of Denton County:
4.000%, 09/01/2031 (Callable 09/01/2029)(Insured by AGM)	680,000	651,143
4.000%, 09/01/2034 (Callable 09/01/2029)(Insured by BAM)	1,745,000	1,639,184
4.250%, 09/01/2040 (Callable 09/01/2029)(Insured by BAM)	425,000	387,704
Las Varas Public Facility Corp.,
0.400%, 05/01/2025 (Callable 11/01/2023)(Mandatory Tender Date 05/01/2024) (1)	1,000,000	964,973
Lazy Nine Municipal Utility District No. 1B:
2.000%, 03/01/2035 (Callable 03/01/2027)(Insured by AGM)	525,000	371,797
2.000%, 03/01/2037 (Callable 03/01/2027)(Insured by AGM)	530,000	349,424
Leander Independent School District,
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	20,000	8,944
Lone Star College System,
5.000%, 02/15/2034 (Callable 02/15/2025)	2,475,000	2,501,913
Martin County Hospital District:
4.000%, 04/01/2027	225,000	224,477
4.000%, 04/01/2028	430,000	429,260
4.000%, 04/01/2031 (Callable 04/01/2030)	235,000	232,923
4.000%, 04/01/2033 (Callable 04/01/2030)	375,000	363,653
4.000%, 04/01/2034 (Callable 04/01/2030)	500,000	480,534
Matagorda County Navigation District No. 1:
4.250%, 05/01/2030	2,000,000	1,908,931
4.400%, 05/01/2030 (Insured by AMBAC)	3,430,000	3,335,238
Maypearl Independent School District,
5.000%, 02/15/2043 (Callable 02/15/2033)(PSF Guaranteed)	1,000,000	1,035,208
Mckinney Municipal Utility District No. 1:
3.250%, 09/01/2033 (Callable 05/01/2030)(Insured by BAM)	60,000	52,889
3.250%, 09/01/2033 (Callable 05/01/2030)(Insured by BAM)	200,000	176,861
Metropolitan Transit Authority of Harris County,
5.000%, 11/01/2034 (Callable 11/01/2029)	560,000	590,139
Meyer Ranch Municipal Utility District:
6.500%, 08/15/2029 (Callable 08/15/2028)(Insured by BAM) (6)	310,000	338,258
6.500%, 08/15/2030 (Callable 08/15/2028)(Insured by BAM) (6)	330,000	359,274
6.000%, 08/15/2031 (Callable 08/15/2028)(Insured by BAM) (6)	345,000	367,377
6.000%, 08/15/2032 (Callable 08/15/2028)(Insured by BAM) (6)	365,000	387,999
5.000%, 08/15/2034 (Callable 08/15/2028)(Insured by BAM) (6)	795,000	810,604
Montgomery County Municipal Utility District No. 121:
5.000%, 09/01/2025 (Insured by BAM)	355,000	358,791
5.000%, 09/01/2026 (Insured by BAM)	370,000	375,961
4.000%, 09/01/2031 (Callable 09/01/2028)(Insured by BAM)	460,000	439,310
4.000%, 09/01/2034 (Callable 09/01/2028)(Insured by BAM)	530,000	499,515
4.000%, 09/01/2035 (Callable 09/01/2028)(Insured by BAM)	550,000	515,970
4.000%, 09/01/2036 (Callable 09/01/2028)(Insured by BAM)	575,000	531,973
4.000%, 09/01/2039 (Callable 09/01/2028)(Insured by BAM)	655,000	593,303
Montgomery County Municipal Utility District No. 165:
6.500%, 09/01/2027 (Insured by BAM)	250,000	269,870
6.500%, 09/01/2028 (Insured by BAM)	260,000	284,965
6.500%, 09/01/2029 (Insured by BAM)	250,000	277,284
6.000%, 09/01/2030 (Callable 06/01/2029)(Insured by BAM)	200,000	216,318
6.000%, 09/01/2031 (Callable 06/01/2029)(Insured by BAM)	300,000	325,224
Montgomery County Municipal Utility District No. 88,
4.250%, 09/01/2047 (Callable 09/01/2029)(Insured by AGM)	1,400,000	1,199,590
Montgomery County Municipal Utility District No. 95:
4.000%, 09/01/2032 (Callable 09/01/2028)(Insured by AGM)	665,000	617,442
4.000%, 09/01/2034 (Callable 09/01/2028)(Insured by AGM)	785,000	721,516
New Fairview Municipal Utility District No. 1,
6.000%, 09/01/2033 (Callable 09/01/2029)(Insured by AGM)	245,000	263,044
New Hope Cultural Education Facilities Finance Corp.:
2.000%, 01/01/2026	1,020,000	946,966
5.000%, 04/01/2048 (Pre-refunded to 04/01/2026)	2,315,000	2,375,069
Newark Higher Education Finance Corp.,
4.000%, 08/15/2035 (Callable 08/15/2025)(PSF Guaranteed)	425,000	395,272
North Lamar Independent School District:
4.000%, 02/15/2036 (Callable 02/15/2031)(PSF Guaranteed)	715,000	704,680
4.000%, 02/15/2037 (Callable 02/15/2031)(PSF Guaranteed)	625,000	595,522
4.000%, 02/15/2038 (Callable 02/15/2031)(PSF Guaranteed)	650,000	604,356
North Texas Tollway Authority:
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	686,677
6.750%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)	40,000	47,999
Northlake Municipal Management District No. 1:
5.500%, 03/01/2032 (Callable 09/01/2029)(Insured by BAM)	1,870,000	1,952,245
5.000%, 03/01/2036 (Callable 09/01/2029)(Insured by BAM)	800,000	808,609
5.000%, 03/01/2037 (Callable 09/01/2029)(Insured by BAM)	835,000	838,913
5.000%, 03/01/2038 (Callable 09/01/2029)(Insured by BAM)	300,000	300,406
Northside Independent School District,
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	735,000	718,315
Northwest Harris County Municipal Utility District No. 10:
5.000%, 04/01/2024 (Insured by BAM)	640,000	642,403
5.000%, 04/01/2025 (Insured by BAM)	650,000	656,046
5.000%, 04/01/2026 (Insured by BAM)	725,000	735,884
Pecos Barstow Toyah Independent School District:
3.250%, 02/15/2031 (Pre-refunded to 02/15/2027)(PSF Guaranteed)	3,400,000	3,332,637
5.000%, 02/15/2040 (Callable 02/15/2026)(PSF Guaranteed)	4,500,000	4,533,981
5.000%, 02/15/2041 (Callable 02/15/2026)(PSF Guaranteed)	3,000,000	3,019,982
Plemons-Stinnett-Phillips Consolidated School District:
5.000%, 02/15/2030 (Callable 02/15/2027)(PSF Guaranteed)	850,000	874,739
5.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)	450,000	462,955
5.000%, 02/15/2032 (Callable 02/15/2027)(PSF Guaranteed)	500,000	514,236
5.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	500,000	513,602
Port Aransas Independent School District,
5.000%, 02/15/2038 (Callable 08/15/2029)(PSF Guaranteed)	1,295,000	1,344,110
Port Beaumont Navigation District,
2.875%, 01/01/2041 (Callable 10/30/2023) (3)	1,200,000	745,499
Port of Beaumont Industrial Development Authority,
4.100%, 01/01/2028 (Callable 10/30/2023) (3)	4,000,000	3,162,988
Prosper Independent School District,
4.000%, 02/15/2050 (Mandatory Tender Date 08/15/2026)(PSF Guaranteed) (1)	4,500,000	4,465,260
Rankin Independent School District,
5.000%, 02/15/2029 (Callable 02/15/2026)(PSF Guaranteed)	2,690,000	2,755,738
Red River Health Facilities Development Corp.,
8.000%, 11/15/2049 (Pre-refunded to 11/15/2024)	2,425,000	2,526,450
Redbird Ranch Fresh Water Supply District No. 2:
6.625%, 09/01/2032 (Callable 09/01/2029)(Insured by BAM)	820,000	912,641
4.250%, 09/01/2034 (Callable 09/01/2029)(Insured by BAM)	470,000	447,847
Remington Municipal Utility District No. 1,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	540,000	524,442
Sabine-Neches Navigation District,
4.625%, 02/15/2047 (Callable 02/15/2031)	2,000,000	1,912,780
Seminole Hospital District,
3.000%, 02/15/2034 (Callable 02/15/2026)	1,125,000	760,466
Sienna Municipal Utility District No. 6,
5.000%, 09/01/2034 (Callable 09/01/2029)(Insured by BAM) (6)	1,650,000	1,690,982
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM)	250,000	256,859
Spring Meadows Municipal Utility District,
4.000%, 09/01/2026 (Callable 10/30/2023)(Insured by AGM)	275,000	271,114
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2029 (Callable 11/15/2026)	1,665,000	1,640,435
5.000%, 11/15/2030 (Callable 11/15/2026)	1,750,000	1,721,418
2.750%, 02/15/2036 (Callable 10/20/2023) (1)	2,745,000	2,412,680
5.000%, 12/01/2039 (Callable 12/01/2023)	1,015,000	1,016,435
5.000%, 11/15/2040 (Callable 11/15/2026)	400,000	367,067
4.000%, 11/15/2042 (Callable 05/15/2026)	500,000	432,050
Tarrant County Hospital District,
4.000%, 08/15/2043 (Callable 08/15/2032)	1,750,000	1,576,701
Tarrant County Housing Finance Corp.,
5.000%, 03/01/2027 (Mandatory Tender Date 03/01/2026)(Insured by FNMA) (1)	2,044,000	2,067,152
Tender Option Bond Trust,
2.960%, 06/01/2063 (1)(3)	4,976,000	4,976,000
Texas Department of Housing & Community Affairs:
5.000%, 08/01/2026 (Mandatory Tender Date 08/01/2025)(Insured by FHA) (1)	1,800,000	1,811,264
5.000%, 01/01/2029 (Insured by GNMA)	215,000	225,309
5.000%, 07/01/2029 (Insured by GNMA)	175,000	184,061
5.000%, 01/01/2030 (Insured by GNMA)	450,000	472,473
5.000%, 03/01/2041 (Callable 03/01/2025)(Mandatory Tender Date 03/01/2026) (1)	1,700,000	1,709,254
4.750%, 01/01/2049 (Callable 07/01/2028)(Insured by GNMA)	2,325,000	2,311,361
3.750%, 09/01/2049 (Callable 09/01/2028)(Insured by GNMA)	1,290,000	1,056,016
5.500%, 09/01/2052 (Callable 03/01/2032)(Insured by GNMA)	5,905,000	6,067,259
6.000%, 03/01/2053 (Callable 03/01/2032)(Insured by GNMA)	985,000	1,040,404
Texas Municipal Gas Acquisition & Supply Corp. I:
4.710%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/02/2023) (2)	4,100,000	3,973,529
6.250%, 12/15/2026	1,125,000	1,148,537
Texas Municipal Gas Acquisition & Supply Corp. II,
4.130%, 09/15/2027 (SOFR + 1.045%) (2)	9,360,000	9,188,547
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2025	875,000	873,313
5.000%, 12/15/2027	1,500,000	1,493,227
5.000%, 12/15/2028	3,000,000	2,982,670
5.000%, 12/15/2032	2,180,000	2,140,263
Texas Municipal Power Agency,
3.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	2,080,000	1,921,871
Texas Public Finance Authority:
5.250%, 05/01/2036 (Callable 05/01/2033)(Insured by BAM)	485,000	506,075
5.250%, 05/01/2038 (Callable 05/01/2033)(Insured by BAM)	400,000	411,741
5.250%, 05/01/2040 (Callable 05/01/2033)(Insured by BAM)	500,000	511,986
5.250%, 05/01/2042 (Callable 05/01/2033)(Insured by BAM)	635,000	645,801
Texas State Affordable Housing Corp.:
4.625%, 03/01/2043 (Callable 03/01/2033)(Insured by GNMA)	3,690,000	3,534,780
3.750%, 07/01/2044 (Mandatory Tender Date 07/01/2026) (1)	2,000,000	1,952,456
4.750%, 03/01/2048 (Callable 03/01/2033)(Insured by GNMA)	2,750,000	2,637,546
Texas State Technical College,
5.750%, 08/01/2047 (Callable 08/01/2032)(Insured by AGM)	4,000,000	4,259,300
THF Public Facility Corp.,
3.250%, 03/01/2040 (Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (1)	1,500,000	1,454,189
Tioga Independent School District Public Facility Corp.,
3.250%, 08/15/2027 (Callable 08/15/2024)	200,000	184,639
Travis County Housing Finance Corp.,
3.750%, 08/01/2026 (Mandatory Tender Date 08/01/2025) (1)	3,000,000	2,939,013
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 10/30/2023)(Insured by AGM)	615,000	604,589
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)	265,000	279,764
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	315,000	304,069
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)	470,000	449,007
5.500%, 12/01/2032 (Callable 12/01/2029)	415,000	417,117
4.000%, 12/01/2037 (Callable 12/01/2027)(Insured by BAM)	865,000	781,136
5.750%, 12/01/2037 (Callable 12/01/2029)	690,000	691,001
6.000%, 12/01/2043 (Callable 12/01/2029)	1,260,000	1,256,958
6.250%, 12/01/2049 (Callable 12/01/2029)	1,300,000	1,305,129
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	509,990
Williamson County Municipal Utility District No. 31:
6.500%, 08/15/2029 (Callable 08/15/2028)(Insured by BAM) (6)	295,000	322,800
5.000%, 08/15/2030 (Callable 08/15/2028)(Insured by BAM) (6)	310,000	318,436
4.000%, 08/15/2033 (Callable 08/15/2028)(Insured by BAM) (6)	720,000	688,239
4.000%, 08/15/2035 (Callable 08/15/2028)(Insured by BAM) (6)	805,000	762,059
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	355,000	355,298
Total Texas (Cost $355,965,669)		337,025,992	12.4%

Utah
City of Herriman City UT,
4.000%, 01/01/2041 (Callable 01/01/2031)(Insured by AGM)	500,000	450,395
City of Salt Lake City UT:
5.000%, 07/01/2028	1,000,000	1,028,043
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	159,971
5.000%, 07/01/2042 (Callable 07/01/2027)	4,140,000	4,161,634
Grand County School District,
5.000%, 12/15/2037 (Callable 12/15/2025)(Insured by AGM)	870,000	877,455
Jordan Valley Water Conservancy District,
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	361,142
University of Utah,
4.000%, 08/01/2039 (Callable 08/01/2030)	1,760,000	1,642,613
Utah Charter School Finance Authority:
0.000%, 04/15/2025 (Insured by UT CSCE)	410,000	377,907
3.000%, 04/15/2027 (Insured by UT CSCE)	310,000	293,440
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)	365,000	371,181
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)	720,000	733,177
4.000%, 04/15/2029 (Insured by UT CSCE)	175,000	169,425
4.000%, 04/15/2030 (Insured by UT CSCE)	1,120,000	1,082,703
5.000%, 10/15/2032 (Callable 10/15/2027)(Insured by UT CSCE)	310,000	315,416
5.000%, 10/15/2036 (Callable 10/20/2023)(Insured by UT CSCE)	700,000	700,238
4.000%, 04/15/2037 (Callable 04/15/2032)(Insured by UT CSCE)	500,000	451,065
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	925,000	927,947
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	520,000	521,166
4.000%, 04/15/2042 (Callable 04/15/2032)(Insured by UT CSCE)	480,000	403,721
5.000%, 10/15/2043 (Callable 10/15/2027)(Insured by UT CSCE)	1,000,000	964,393
Utah Housing Corp.:
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	125,000	123,213
6.000%, 12/21/2052 (Insured by GNMA)	2,231,392	2,225,069
6.000%, 02/21/2053 (Insured by GNMA)	2,896,345	2,898,458
6.500%, 05/21/2053 (Insured by GNMA)	1,544,437	1,594,069
6.000%, 06/21/2053 (Insured by GNMA)	1,994,562	1,988,838
6.000%, 07/01/2053 (Callable 01/01/2032)(Insured by GNMA)	1,625,000	1,704,653
6.500%, 08/21/2053 (Insured by GNMA)	1,898,316	1,959,972
Utah Infrastructure Agency,
4.000%, 10/15/2023	755,000	754,714
Utah Telecommunication Open Infrastructure Agency:
4.375%, 06/01/2040 (Callable 06/01/2032)	1,750,000	1,670,737
5.500%, 06/01/2040 (Callable 06/01/2032)	1,000,000	1,064,245
Total Utah (Cost $33,746,077)		31,977,000	1.2%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	287,051
Vermont Educational & Health Buildings Financing Agency:
5.000%, 10/15/2024	1,400,000	1,387,313
5.000%, 10/15/2025	615,000	605,236
5.000%, 12/01/2039 (Callable 06/01/2026)	500,000	496,585
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	95,000	89,602
Vermont Public Power Supply Authority,
5.000%, 07/01/2028 (Callable 07/01/2027)	500,000	509,561
Total Vermont (Cost $3,522,291)		3,375,348	0.1%

Virginia
Arlington County Industrial Development Authority,
5.000%, 01/01/2026	5,000,000	5,063,607
Charles City County Economic Development Authority,
2.875%, 02/01/2029 (Callable 11/01/2026) (5)	2,330,000	2,125,357
Chesapeake Bay Bridge & Tunnel District,
5.000%, 11/01/2023	9,720,000	9,723,633
City of Virginia Beach VA,
3.000%, 03/01/2031 (Callable 03/01/2028)(Insured by ST AID)	1,350,000	1,248,024
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)	11,100,000	11,188,860
Federal Home Loan Mortgage Corp. (FHLMC),
2.550%, 06/15/2035	4,230,000	3,328,036
Fredericksburg Economic Development Authority,
5.000%, 06/15/2030 (Callable 06/15/2024)	1,000,000	1,002,957
Hampton Roads Transportation Accountability Commission,
5.000%, 07/01/2042 (Callable 01/01/2028)	305,000	312,604
Louisa Industrial Development Authority,
3.650%, 11/01/2035 (Mandatory Tender Date 10/01/2027) (1)	3,800,000	3,678,979
Norfolk Redevelopment & Housing Authority,
5.000%, 05/01/2043 (Mandatory Tender Date 05/01/2026)(Insured by HUD) (1)	1,500,000	1,512,592
Portsmouth Redevelopment & Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	3,500,000	3,463,785
Richmond Redevelopment & Housing Authority,
4.250%, 03/01/2026 (Mandatory Tender Date 03/01/2025)(Insured by HUD) (1)	2,650,000	2,632,643
Toll Road Investors Partnership II LP,
0.000%, 02/15/2025 (Insured by NATL) (3)	3,950,000	3,556,742
Virginia College Building Authority:
5.250%, 01/01/2026 (Insured by NATL)	1,455,000	1,471,123
5.000%, 06/01/2027	300,000	302,963
4.000%, 02/01/2034 (Callable 02/01/2031)	2,000,000	1,995,271
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/20/2023)	2,570,000	2,234,469
Virginia Resources Authority,
3.000%, 11/01/2031 (Callable 11/01/2028)	1,200,000	1,123,469
Virginia Small Business Financing Authority:
5.250%, 10/01/2029 (Callable 10/01/2024)	2,500,000	2,517,351
5.000%, 10/01/2042 (Callable 10/01/2032)	1,105,000	1,115,866
Total Virginia (Cost $62,119,265)		59,598,331	2.2%

Washington
Eastern Washington University,
3.000%, 10/01/2033 (Callable 10/01/2026)	600,000	508,176
FYI Properties,
5.000%, 06/01/2038 (Callable 06/01/2028)	1,500,000	1,544,848
Grant County Public Hospital District No. 1:
5.250%, 12/01/2026	650,000	667,005
5.250%, 12/01/2027	1,250,000	1,295,159
5.250%, 12/01/2028	1,315,000	1,369,976
Grant County Public Utility District No. 2,
2.000%, 01/01/2044 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	350,000	334,350
King County Housing Authority:
5.000%, 01/01/2028 (Callable 01/01/2027)(Insured by HUD)	2,110,000	2,156,288
4.000%, 06/01/2029	800,000	784,669
5.000%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,683,300
King County Public Hospital District No. 1:
5.000%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,096,500
5.000%, 12/01/2036 (Callable 12/01/2026)	550,000	553,343
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2028	220,000	223,882
5.000%, 01/01/2031 (Callable 01/01/2028)	100,000	101,529
5.000%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,432,169
5.000%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,456,405
Pike Place Market Preservation & Development Authority,
5.000%, 12/01/2040 (Callable 12/01/2025)	500,000	489,106
Seattle Housing Authority,
4.000%, 09/01/2025 (Callable 03/01/2025)	5,000,000	4,935,317
State of Washington:
5.000%, 07/01/2035 (Callable 07/01/2028)	805,000	837,452
5.000%, 06/01/2039 (Callable 06/01/2029)	800,000	830,523
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,350,731
Tacoma Metropolitan Park District:
4.000%, 12/01/2024	1,175,000	1,157,828
5.000%, 12/01/2024	1,485,000	1,486,970
5.000%, 12/01/2024	570,000	570,756
5.000%, 12/01/2024	265,000	265,351
5.000%, 12/01/2025	375,000	376,923
4.000%, 12/01/2028	2,495,000	2,389,611
4.000%, 12/01/2029 (Callable 12/01/2028)	1,735,000	1,643,839
4.000%, 12/01/2030 (Callable 12/01/2026)	550,000	515,440
4.000%, 12/01/2030 (Callable 12/01/2028)	795,000	745,046
5.000%, 12/01/2033 (Callable 12/01/2026)	500,000	504,867
5.000%, 12/01/2033 (Callable 12/01/2027)	385,000	390,587
5.000%, 12/01/2035 (Callable 12/01/2027)	335,000	335,961
5.000%, 12/01/2036 (Callable 12/01/2027)	500,000	498,892
Washington Health Care Facilities Authority:
5.000%, 10/01/2027	2,510,000	2,576,582
5.000%, 07/01/2032 (Callable 01/01/2028)	860,000	815,027
5.000%, 08/15/2037 (Callable 02/15/2028)	3,015,000	2,959,145
Washington State Housing Finance Commission:
2.400%, 06/01/2025 (Insured by GNMA)	810,000	784,452
3.700%, 12/01/2033 (Callable 06/01/2024)	20,000	19,936
3.375%, 04/20/2037	7,250,000	5,828,616
4.000%, 06/01/2049 (Callable 06/01/2028)	385,000	376,971
Western Washington University:
4.000%, 05/01/2028 (Insured by BAM)	320,000	319,362
4.000%, 05/01/2029 (Insured by BAM)	345,000	342,100
4.000%, 05/01/2030 (Insured by BAM)	530,000	523,178
Total Washington (Cost $53,005,845)		50,078,168	1.9%

West Virginia
Glenville State University,
4.000%, 06/01/2027	1,220,000	1,149,182
West Virginia Economic Development Authority,
3.750%, 12/01/2042 (Mandatory Tender Date 06/01/2025) (1)	2,500,000	2,459,703
West Virginia Hospital Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	445,000	441,100
Total West Virginia (Cost $4,127,135)		4,049,985	0.2%

Wisconsin
City of Milwaukee WI,
5.000%, 04/01/2024	3,695,000	3,702,597
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)	2,260,000	2,279,259
Oak Creek-Franklin Joint School District,
3.150%, 04/01/2028 (Callable 04/01/2025)	5,140,000	4,901,227
Prescott School District,
4.000%, 03/01/2037 (Callable 03/01/2030)	1,500,000	1,416,383
Public Finance Authority:
5.000%, 10/01/2023 (3)	2,125,000	2,125,000
5.000%, 10/01/2024 (3)	2,725,000	2,713,275
3.000%, 04/01/2025 (3)	135,000	130,407
5.000%, 06/15/2025	220,000	219,295
3.000%, 03/01/2026 (Callable 10/30/2023) (3)	1,250,000	1,217,031
3.500%, 03/01/2027 (Callable 10/30/2023) (3)	3,200,000	3,069,462
0.000%, 09/01/2028 (Pre-refunded to 09/01/2026)	130,000	107,148
5.000%, 10/01/2029 (3)	1,000,000	986,776
5.000%, 07/01/2030	1,110,000	1,112,672
4.000%, 04/01/2032 (3)	1,615,000	1,487,459
5.000%, 10/01/2034 (Callable 10/01/2029) (3)	2,750,000	2,672,990
5.000%, 07/01/2035 (Callable 07/01/2028)(Insured by AGM)	400,000	411,082
5.250%, 07/01/2038 (Callable 07/01/2033) (3)	700,000	678,295
4.000%, 04/01/2042 (Pre-refunded to 04/01/2032) (3)	50,000	51,675
4.000%, 04/01/2042 (Callable 04/01/2032) (3)	800,000	629,501
5.500%, 07/01/2043 (Callable 07/01/2033) (3)	2,250,000	2,178,740
5.000%, 10/01/2044 (Callable 04/01/2029)	1,750,000	1,706,912
4.000%, 04/01/2052 (Pre-refunded to 04/01/2032) (3)	45,000	46,507
5.750%, 07/01/2053 (Callable 07/01/2033) (3)	2,000,000	1,936,197
University of Wisconsin Hospitals & Clinics:
5.000%, 04/01/2036 (Callable 10/01/2028)	465,000	481,715
5.000%, 04/01/2043 (Callable 10/01/2028)	2,165,000	2,149,802
Village of Mount Pleasant WI:
4.000%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,775,836
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,033,916
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	934,794
5.000%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,026,283
5.000%, 04/01/2048 (Callable 04/01/2028)	565,000	544,724
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)	2,875,000	2,810,525
Whitehall School District,
4.000%, 03/01/2031 (Callable 03/01/2030)(Insured by AGM)	600,000	592,861
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)(Insured by AGM)	40,000	40,090
5.250%, 12/15/2023 (Insured by AGM)	630,000	630,956
0.000%, 12/15/2027 (Insured by AGM)	525,000	440,381
0.000%, 12/15/2027 (Insured by NATL)	220,000	183,783
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	513,184
0.000%, 12/15/2028 (Insured by AGM)	255,000	204,742
0.000%, 12/15/2028 (Insured by AGM)	1,045,000	839,040
5.000%, 12/15/2028 (Callable 06/15/2026)	345,000	354,453
0.000%, 12/15/2029 (Insured by AGM)	315,000	241,606
0.000%, 12/15/2030 (Insured by AGM)	1,325,000	970,092
0.000%, 12/15/2030 (Insured by AGM)	460,000	336,787
5.000%, 12/15/2030 (Callable 06/15/2026)	500,000	513,701
0.000%, 12/15/2031 (Insured by AGM)	50,000	34,910
5.000%, 12/15/2031 (Callable 06/15/2026)	440,000	452,056
0.000%, 12/15/2034 (Callable 12/15/2030)(Insured by AGM)	615,000	368,936
0.000%, 12/15/2035 (Callable 12/15/2030)(Insured by AGM)	2,780,000	1,573,757
5.250%, 12/15/2061 (Callable 12/15/2030) (3)	1,000,000	887,093
Wisconsin Health & Educational Facilities Authority:
5.000%, 11/01/2023	125,000	124,880
5.000%, 03/01/2024	945,000	936,653
5.000%, 07/01/2024	250,000	251,079
5.000%, 11/01/2024	155,000	153,145
5.000%, 03/01/2025 (Callable 03/01/2024)	840,000	818,679
5.000%, 11/01/2025	245,000	239,291
5.000%, 12/01/2025	135,000	137,077
5.000%, 03/01/2026 (Callable 03/01/2024)	820,000	784,208
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	49,856
5.000%, 12/01/2026 (Callable 11/01/2024)	1,190,000	1,196,543
5.000%, 03/01/2027 (Callable 03/01/2024)	1,095,000	1,052,749
5.000%, 10/01/2027	250,000	261,110
5.000%, 02/15/2028 (Insured by AGM)	3,205,000	3,325,692
5.000%, 02/15/2028 (Callable 02/15/2027)	575,000	581,366
5.000%, 03/01/2028 (Callable 03/01/2024)	830,000	792,733
5.000%, 08/15/2028 (Callable 10/30/2023)	1,025,000	1,025,134
5.000%, 11/01/2028 (Callable 11/01/2026)	470,000	442,605
5.000%, 12/01/2028 (Callable 11/01/2026)	395,000	403,827
5.000%, 10/01/2029	555,000	592,121
5.000%, 11/01/2030 (Callable 11/01/2026)	515,000	472,796
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	482,342
5.000%, 04/01/2031 (Callable 04/01/2027)	250,000	256,902
5.000%, 10/01/2031 (Callable 10/01/2029)	250,000	261,048
5.000%, 04/01/2033	2,130,000	2,145,213
4.000%, 11/15/2034 (Callable 05/15/2026)	1,000,000	975,637
4.000%, 08/15/2037 (Callable 08/15/2027)	1,905,000	1,751,390
4.375%, 06/01/2039 (Callable 10/30/2023)	230,000	206,186
5.000%, 12/15/2044 (Callable 12/15/2024)	675,000	657,313
5.000%, 12/01/2045 (Callable 12/01/2032)	2,000,000	1,926,707
4.000%, 11/15/2046 (Callable 05/15/2026)	475,000	402,696
5.250%, 12/01/2048 (Callable 12/01/2032)	3,000,000	2,993,347
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	2,300,000	2,305,488
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	1,000,000	1,002,347
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	2,310,000	2,272,974
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)	1,000,000	981,033
0.500%, 11/01/2050 (Callable 10/20/2023)(Mandatory Tender Date 11/01/2024)(Insured by HUD) (1)	1,185,000	1,123,552
3.750%, 05/01/2054 (Callable 05/01/2025)(Mandatory Tender Date 11/01/2026)(Insured by HUD) (1)	2,000,000	1,935,713
Total Wisconsin (Cost $96,303,056)		91,037,345	3.4%

Wyoming
County of Laramie WY:
4.000%, 05/01/2030	720,000	716,453
4.000%, 05/01/2032 (Callable 05/01/2031)	525,000	506,486
4.000%, 05/01/2034 (Callable 05/01/2031)	500,000	476,201
4.000%, 05/01/2036 (Callable 05/01/2031)	600,000	561,342
4.000%, 05/01/2037 (Callable 05/01/2031)	225,000	205,736
Sublette County Hospital District,
5.000%, 06/15/2026 (Callable 06/15/2025)	4,500,000	4,416,809
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)	15,000	14,872
4.000%, 12/01/2048 (Callable 06/01/2028)	955,000	935,203
Total Wyoming (Cost $8,472,804)		7,833,102	0.3%
Total Municipal Bonds (Cost $2,798,078,505)		2,665,171,130	98.4%
Total Long-Term Investments (Cost $2,822,562,094)		2,689,662,341	99.3%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Funds
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 4.16% (4)	3,651,423	3,651,423
First American Government Obligations Fund, Class U, 5.28% (4)	105,613	105,613
Total Short-Term Investments (Cost $3,757,036)		3,757,036	0.1%
Total Investments (Cost $2,826,319,130)		2,693,419,377	99.4%
Other Assets in Excess of Liabilities		16,858,108	0.6%
TOTAL NET ASSETS		$2,710,277,485	100.0%
Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID	State Aid Intercept/Withholding
USDA	USDA OneRD Guarantee
UT CSCE	Utah Charter School Credit Enhancement Program
XLCA	XL Capital Assurance, Inc.

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of September 30, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2023, the value of these securities totaled $110,488,215, which represented 4.08% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Core Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$–	$24,491,211	$–	$24,491,211
Municipal Bonds	–	2,665,171,130	–	2,665,171,130
Total Long-Term Investments	–	2,689,662,341	–	2,689,662,341
Short-Term Investments
Money Market Mutual Funds	3,757,036	–	–	3,757,036
Total Short-Term Investments	3,757,036	–	–	3,757,036
Total Investments	$3,757,036	$2,689,662,341	$–	$2,693,419,377

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.